    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 20, 2003

================================================================================
                                                 REGISTRATION FILE NO. 333-81499
                                                                       811-03915

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                 ---------------

                                    FORM N-6

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ ]

                 PRE-EFFECTIVE AMENDMENT NO. ___                [ ]

                 POST-EFFECTIVE AMENDMENT NO. 4                 [X]

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                 ACT OF 1940                    [ ]

                 AMENDMENT NO. [1]                              [X]

                        (CHECK APPROPRIATE BOX OR BOXES.)

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)
                                2000 HERITAGE WAY
                            WAVERLY, IOWA 50677-9202
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (319) 352-4090

     MARGARET GALLARDO-CORTEZ, ESQ.                        COPY TO:
   CUNA MUTUAL LIFE INSURANCE COMPANY                STEPHEN E. ROTH, ESQ.
         5910 MINERAL POINT ROAD                SUTHERLAND ASBILL & BRENNAN LLP
         MADISON, WISCONSIN 53705                1275 PENNSYLVANIA AVENUE, N.W.
  (NAME AND ADDRESS OF AGENT FOR SERVICE)           WASHINGTON, DC 20004-2415

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 As soon as practicable after the effective date of this registration statement.

         It is proposed that this filing will become effective (check appropriate box):
         [ ]      immediately upon filing pursuant to paragraph (b)
         [ ]      on _____ pursuant to paragraph (b)
         [ ]      60 days after filing pursuant to paragraph (a)(i)

         [x]      on MAY 1, 2003 pursuant to paragraph (a)(i) of Rule 485


         If appropriate check the following box:

         [ ] This post-effective amendment designates a new effective date for a new effective date for a previously filed post-effective amendment ________________

                      TITLE OF SECURITIES BEING REGISTERED:
    Interests in Individual Flexible Premium Variable Life Insurance Policies

                                   PROSPECTUS

================================================================================

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

                                    ISSUED BY

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                                     THROUGH
                        CUNA MUTUAL LIFE VARIABLE ACCOUNT

                                2000 HERITAGE WAY
                            WAVERLY, IOWA 50677-9202
                                 (800) 798-5500

================================================================================

This prospectus describes the MEMBERS Variable Universal Life II flexible premium variable life insurance policy ("Policy") issued by CUNA Mutual Life Insurance Company through CUNA Mutual Life Variable Account ("Separate Account"). The Policy is designed as a long-term investment that attempts to provide significant life insurance benefits for the entire life of the Insured.

This prospectus provides information that a prospective Owner should know before investing. You should keep this prospectus for future reference as you consider the Policy in conjunction with other insurance you own.

With this Policy, you can allocate Net Premium and Policy Values to:

         [ ] Subaccounts of the Separate Account, each of which invests in one of the mutual funds listed on this page; or

         [ ]      a Fixed Account, which credits a specified rate of interest.

A prospectus for each of the mutual funds available through the Separate Account accompanies this prospectus. Please read these documents before investing and save them for future reference.

The mutual funds available include:

[ ]      Ultra Series Fund
          Money Market Fund
          Bond Fund
          High Income Fund
          Balanced Fund
          Growth and Income Stock Fund
          Capital Appreciation Stock Fund
          Mid-Cap Stock Fund
          Multi-Cap Growth Stock Fund
          Global Securities Fund
          International Stock Fund

[ ]      T. Rowe Price International Series, Inc.
          T. Rowe Price International Stock Portfolio

[ ]      MFS(R) Variable Insurance Trust(SM)
          MFS Strategic Income Series

[ ]      Oppenheimer Variable Account Funds
          Oppenheimer High Income Fund/VA

[ ]      Franklin Templeton Variable Insurance Products Trust
          Templeton Developing Markets Securities Fund - Class 2

An investment in the Separate Account is not a bank or credit union deposit and the Policy is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investment in the Separate Account involves certain risks including loss of premium (principal).

PLEASE REFER TO THE "SUMMARY OF POLICY BENEFITS AND RISKS" SECTION OF THIS PROSPECTUS THAT DESCRIBES CERTAIN RISKS ASSOCIATED WITH INVESTING IN A POLICY.

--------------------------------------------------------------------------------

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THIS POLICY OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

TABLE OF CONTENTS


Summary of Policy Benefits and Risks.......................    2



Benefits Summary...........................................    2
Risk Summary...............................................    4
Fee Tables.................................................    6

CUNA Mutual Life Insurance Company.........................   11
     CUNA Mutual Life Insurance Company....................   11
     The Fixed Account.....................................   11
     Legal Proceedings.....................................   11

The Separate Account and the Funds.........................   11
     Ultra Series Fund.....................................   12
     T. Rowe Price International Series, Inc...............   12
     MFS Variable Insurance Trust..........................   13
     Oppenheimer Variable Account Funds....................   13
     Franklin Templeton Variable Insurance Products Trust..   13

The Policy.................................................   14
     Applying for a Policy.................................   14
     Conditions for Policy Issue...........................   14
     Policy Issue Date.....................................   14
     Temporary Insurance Agreement.........................   14
     "Right-to-Examine" Period.............................   14
     Flexibility of Premiums...............................   15
     Allocation of Net Premiums............................   16
     Lapse.................................................   16
     Reinstatement.........................................   16
     Premiums to Prevent Lapse.............................   16
     Death Benefit Proceeds................................   17
     Change of Death Benefit Option........................   18
     Accelerated Benefit Option............................   19
     Change of Specified Amount............................   19


Policy Values..............................................   20
     Transfer of Values....................................   20
     Dollar-Cost Averaging.................................   21
     Automatic Personal Portfolio Rebalancing Service......   22
     Other Types of Automatic Transfers....................   22
     Surrender and Partial Withdrawals.....................   22
     Maturity..............................................   23
     Payment of Benefits/Settlement Options................   23
     Policy Loans..........................................   23

Charges and Deductions.....................................   25

Other Policy Benefits and Provisions.......................   27
     Owner, Beneficiary....................................   27
     Right to Convert......................................   27
     Transfer of Ownership.................................   28
     Addition, Deletion, or Substitution of Investments....   28
     Voting Rights.........................................   28
     Distribution of Policies..............................   29

Riders and Endorsements....................................   30

Federal Income Tax Considerations..........................   31

Financial Statements.......................................   35

Glossary...................................................   36

Statement of Additional Information Table of Contents......   39

SUMMARY OF POLICY BENEFITS AND RISKS

This summary describes important benefits and risks of the Policy and corresponds to sections in this prospectus which discuss the topics in more detail, including variations by state. Please refer to the Glossary for definitions of certain terms.

                                BENEFITS SUMMARY

GENERAL BENEFITS OF THE POLICY

Like fixed benefit life insurance, the Policy offers a minimum Death Benefit and provides a Policy Value, loan privileges and a value on surrender. However, the Policy differs from a fixed benefit policy because it allows you to allocate your Net Premiums or transfer Policy Value to the Subaccounts. The amount and duration of life insurance protection and of the Policy Value varies with the investment experience of the Policy Value you place in the Subaccounts. Likewise, the Surrender Value varies with the investment experience of your selected Subaccounts.

As you consider purchasing this Policy, keep in mind that it may not be to your advantage to replace existing insurance with the Policy.

PREMIUMS

The amount of your Policy's Specified Amount determines the amount of your Initial Required Premium. After you make the Initial Required Premium, you can pay subsequent premiums (minimum $50) at any time.

         [ ] You can elect to pay Planned Premiums but you are not required to pay premiums according to the plan. You can vary the frequency and amount of premiums, and can skip premiums. We do not accept any premiums after the Insured reaches Attained Age 95.

         [ ] Paying the Initial Required Premium will not necessarily keep your Policy In Force. Unless the Basic Guarantee or the Extended Guarantee is in effect, your Policy will enter a 61-day Grace Period if the Surrender Value is zero on a Monthly Processing day. Your Policy will terminate without value unless you pay sufficient Net Premium during the Grace Period. See Risk of Lapse.

         [ ] As long as your cumulative premiums less aggregate partial withdrawals and any Loan Amount equal or exceed the Accumulated Extended Guarantee Premiums, your Policy will not enter the Grace Period until the Insured's Attained Age 95. As long as your cumulative premiums less aggregate partial withdrawals and any Loan Amount equal or exceed the Accumulated Basic Guarantee Premiums, your Policy will not enter the Grace Period before the later of (1) the tenth Policy Anniversary, or (2) the Insured's Attained Age 65.

DEATH BENEFIT OPTIONS

[ ] You must choose between two Death Benefit Options under the Policy. You may change Death Benefit Options at any time:

         [ ] OPTION 1 is a level Death Benefit through attained age 95 that is the greater of:

                  -        the Specified Amount on the date of death; or

                  - the Policy Value on the date of death multiplied by the applicable Death Benefit percentage.

         [ ]      OPTION 2 is a variable Death Benefit that is the greater of:

                  - the Specified Amount plus the Policy Value on the date of death; or

                  - the Policy Value on the date of death multiplied by the applicable Death Benefit percentage.

[ ] You may select the Specified Amount which must be at least $50,000 ($25,000 for Insureds age 65 or over on the Policy Issue Date). You also may increase or decrease the Specified Amount, but you may not decrease it below $40,000 ($20,000 for Insureds age 65 or over.)

CANCELLATION, SURRENDER AND PARTIAL WITHDRAWALS

CANCELLATION: Once we issue your Policy, the RIGHT-TO-EXAMINE PERIOD begins. You may return the Policy during this period and receive a refund. A request to increase the Specified Amount also triggers a Right to Examine Period. See Right-to-Examine Period.

SURRENDER: At any time while the Insured is alive and the Policy is In Force, you may make a Written Request to surrender your Policy for its Surrender Value.

         - Federal income taxes and a penalty tax may apply to surrenders.

PARTIAL WITHDRAWALS: You may withdraw part of the Surrender Value using a Written Request, subject to the following rules.

         - Federal income taxes and a penalty tax may apply to Partial Withdrawals;

         - A Partial Withdrawal reduces the Death Benefit by at least the amount withdrawn;

         - If Death Benefit Option 1 is in effect, Specified Amount is reduced by the dollar amount of a Partial Withdrawal. Surrender charges apply to a reduction in Specified Amount resulting from a Partial Withdrawal; and

         - We may deduct a processing fee for each Partial Withdrawal. We currently do not deduct this fee.

TRANSFERS

Each Policy Year, you may make:

         - an unlimited number of Policy Value transfers from the Subaccounts; and

         - one Policy Value transfer from the Fixed Account. We currently waive this restriction.

A transfer from the Fixed Account may be limited to 25% of Fixed Account Value. We currently waive this restriction.

LOANS

- You may borrow money from us using the Surrender Value of Your Policy as collateral. Loans may have tax consequences.

- To secure the loan, we transfer an amount of your Policy Value equal to the loan from the Separate Account and Fixed Account to the Loan Account.

- Policy Value in the Loan Account earns interest at the guaranteed minimum rate of 4% per year.

- We charge you a maximum interest rate of 6% per year on money that you borrow. Interest is accrued throughout the year and is payable at the end of each Policy Year. Unpaid interest is added to the Loan Amount (becomes part of the outstanding loan) if it is not paid at the end of the Policy Year.

- You may repay all or part of your outstanding loans at any time. Loan repayments must be clearly marked as loan repayments or we will treat them as premiums.

- Outstanding loans and accrued interest are deducted from the Death Benefit to arrive at the Death Benefit Proceeds (the amount payable to the Beneficiary upon the Insured's death).

                                  RISK SUMMARY

INVESTMENT RISK

If you invest your Policy Value in one or more Subaccounts, you will be subject to the risk that investment experience will be unfavorable and that your Policy Value will decrease. If you allocate Net Premiums or transfer Policy Value to the Fixed Account, we credit your Policy Value with a declared rate of interest, but you assume the risk that the rate may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 4.0%.

Because we continue to deduct charges from Policy Value, if investment results are not sufficiently favorable, or if interest rates are too low, or if you do not make additional premium payments, then your Policy's Surrender Value may fall to zero. In that case, the Policy may Lapse. WE DO NOT GUARANTEE ANY POLICY VALUE YOU PLACE IN THE SUBACCOUNTS. THE VALUE OF EACH SUBACCOUNT MAY INCREASE OR DECREASE, DEPENDING ON THE INVESTMENT EXPERIENCE OF THE CORRESPONDING FUND. YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

However, if investment experience is sufficiently favorable and you have kept the Policy In Force for a substantial time, you may be able to draw upon Policy Value, through Partial Withdrawals and loans.

RISK OF LAPSE

Certain circumstances will cause your Policy to enter a Grace Period during which you must make a sufficient premium payment to keep your Policy In Force:

         - If your Policy's Surrender Value on a Monthly Processing Day is too low to cover the Monthly Deduction, and the Basic Guarantee and Extended Guarantee are not in effect, then the Policy will enter a 61-day Grace Period.

         - Notwithstanding the foregoing, the Policy will not enter a Grace Period if, prior to the later of (1) the 10th Policy Anniversary or, (2) the Insured's Attained Age 65, premiums less partial withdrawals and loans equal to the accumulated Basic Guarantee Premium for the period ending on that Monthly Processing Day have been paid.

         - Notwithstanding the foregoing, the Policy will not enter a Grace Period if, prior to the Insured's Attained Age 95, premiums less Partial Withdrawals and loans equal to the accumulated Extended Guarantee Premium for the period ending on that Monthly Processing Day have been paid.

Whenever your Policy enters a Grace Period if you do not make a sufficient premium payment before the Grace Period ends, your Policy will Lapse (terminate without value), and insurance coverage and other benefits under your Policy will cease. The premium payment required to keep your Policy In Force beyond the Grace Period is the amount sufficient to result in enough Net Premiums to cover unpaid Monthly Deduction plus two months of additional Monthly Deductions.

SURRENDER CHARGE RISKS

Surrender charges play a role in determining whether your Policy will Lapse. The surrender charges under this Policy are significant, especially in the early Policy Years. It is likely that you will receive no Surrender Value if you surrender your Policy in the first few Policy Years. You should purchase this Policy only if you have the financial ability to keep it In Force at the initial Specified Amount for a substantial period of time. You should not purchase this Policy if you intend to surrender all or part of the Policy Value in the near future. This Policy is designed to meet long-term financial goals. THIS POLICY IS NOT SUITABLE AS A SHORT-TERM INVESTMENT.

Even if you do not surrender your Policy, surrender charges may still help determine whether your Policy will Lapse. Surrender Value (that is, Policy Value minus any surrender charges and outstanding Loan Amount) is one measure we use to determine whether your Policy will enter a Grace Period, and possibly Lapse. A SURRENDER MAY HAVE ADVERSE TAX CONSEQUENCES.

TAX RISKS

We anticipate that the Policy will be considered a life insurance contract under federal income tax law, so that the Death Benefit Proceeds paid to the Beneficiary will not be subject to federal income tax.

Depending on the total amount of premiums that you pay, your Policy may be treated as a modified endowment contract ("MEC") under federal income tax laws. If a Policy is treated as a MEC, then Partial Withdrawals, surrenders and loans under it are taxable as ordinary income to the extent such amounts represent earnings under the Policy. For this purpose, any Partial Withdrawals, surrenders and loans are considered first a distribution of earnings under the Policy, and when earnings are fully distributed, a distribution of the Owner's investment in the Policy. In addition, a 10% federal penalty tax may be imposed on Partial Withdrawals, surrenders and loans taken before you reach age 59 1/2. You should consult a qualified tax adviser for assistance in all tax matters involving your Policy.

PARTIAL WITHDRAWAL LIMITS

The Policy permits you to take only two Partial Withdrawals in any Policy Year. A Partial Withdrawal reduces the Policy Value and Surrender Value, so it increases the risk that the Policy will Lapse. It also increases the likelihood that either the Basic Guarantee or the Extended Guarantee will not remain in effect. A Partial Withdrawal also may have adverse tax consequences.

A Partial Withdrawal reduces the Death Benefit. If you selected the level Death Benefit (Option 1), then when you make a Partial Withdrawal, the Specified Amount is reduced by the amount of the Partial Withdrawal. If you selected the variable Death Benefit (Option 2), then when you make a Partial Withdrawal, the Death Benefit is reduced because the Policy Value is reduced.

LOAN RISKS

A policy loan, whether or not repaid, affects Policy Value over time because we transfer an amount equal to the amount of the loan from the Subaccounts and Fixed Account to the Loan Account as collateral. We then credit a fixed interest rate of at least 4.0% to the loan collateral. As a result, the loan collateral does not participate in the investment results of the Subaccounts nor does it receive current interest rates in excess of 4.0% that we may, from time to time, credit to the Fixed Account. The longer the loan is outstanding, the greater the likely effect of not participating in the Subaccounts or the Fixed Account. Depending on the investment results of the Subaccounts and the interest rate credited to the Fixed

Account, the effect could be favorable or unfavorable. We also charge you interest on the amount that you borrow at a rate ranging from 4.0% to 6.0%.

A policy loan reduces the Death Benefit Proceeds and Surrender Value by the Loan Amount (the amount of the loan(s), plus any interest you owe on the loan(s)). As with Partial Withdrawals, loans reduce the Surrender Value of your Policy and therefore increase the likelihood that the Policy will Lapse or that the Basic Guarantee or the Extended Guarantee would not remain in effect.

FUND RISKS

A comprehensive discussion of the risks of each Fund may be found in each Fund's prospectus. Please refer to the Fund's prospectus for more information.

                                   FEE TABLES

The following tables describe the fees and expenses that a Policy Owner will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that a Policy Owner will pay at the time that he or she buys the Policy, surrenders the Policy, or transfers Policy Value among the Subaccounts and the Fixed Account.

---------------------------------------------------------------------------------------------------------------------------------
                                                     TRANSACTION FEES(1)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                       AMOUNT DEDUCTED
---------------------------------------------------------------------------------------------------------------------------------
                                     WHEN CHARGE IS
        CHARGE                          DEDUCTED                 MAXIMUM GUARANTEED CHARGE               CURRENT CHARGE
---------------------------------------------------------------------------------------------------------------------------------
PREMIUM EXPENSE CHARGE           Upon receipt of each         0-3.5% of each premium payment,      0-3.5% of each premium
(Taxes)                          premium payment              depending on the Insured's           payment, depending on the
                                                              state of residence                   Insured's state of residence
---------------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE (DEFERRED       Upon surrender or lapse      $0.87 - $42.31 per $1,000 of         $0.87 - $42.31 per $1,000 of
SALES CHARGE)                    during the first 9           Specified Amount during the          Specified Amount during the
                                 Policy Years, or during      first Policy Year(2)                 first Policy Year(2)
(Minimum and                     the first 9 Policy
Maximum Charge)                  Years following an
                                 increase in Specified
                                 Amount
---------------------------------------------------------------------------------------------------------------------------------
Charge for a male Insured,       Upon surrender or lapse      $7.71 per $1,000 of Specified        $7.71 per $1,000 of
attained age 35, in the          during the first 9           Amount                               Specified Amount
preferred non-tobacco            Policy Years, or
rating class                     during the first 9
                                 Policy Years following
                                 an increase in
                                 Specified Amount
---------------------------------------------------------------------------------------------------------------------------------

----------------------------------------
(1) The deferred sales charge varies based on the Insured's Attained Age, gender, rating class, Policy Year, and Specified Amount (or increase in Specified Amount). These charges as shown in the table may not be typical of the charges you will pay. Your Policy's specifications page will indicate these charges as applicable to your Policy, and more detailed information concerning your charges is available on request from our Home Office. Also, before you purchase the Policy, we will provide you personalized illustrations of your future benefits under the Policy based upon the Insured's issue age and rating class, the Death Benefit Option, Specified Amount, Planned Premium, and riders requested.

(2) The surrender charge decreases annually each year during the first 9 Policy Years or the first 9 years after an increase in Specified Amount. After the 9th year, there is no charge.

------------------------------------------------------------------------------------------------------------------------------
                                                    TRANSACTION FEES(1)
------------------------------------------------------------------------------------------------------------------------------
                                                                                  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
                                    WHEN CHARGE IS
        CHARGE                         DEDUCTED               MAXIMUM GUARANTEED CHARGE             CURRENT CHARGE
------------------------------------------------------------------------------------------------------------------------------
ACCELERATED DEATH BENEFIT        At the time the                       $300                              $300
OPTION                           Accelerated Death
                                 Benefit is paid
------------------------------------------------------------------------------------------------------------------------------
PARTIAL WITHDRAWAL FEE           Upon partial              The lesser of: (1) $25 per         The lesser of: (1) $25 per
                                 withdrawal                withdrawal, or (2) 2% of the       withdrawal, or (2) 2% of the
                                                           amount withdrawn                   amount withdrawn
------------------------------------------------------------------------------------------------------------------------------
SPECIFIED AMOUNT INCREASE        Upon increase in          $100 for each Specified Amount     $100 for each Specified
CHARGE                           Specified Amount(3)       increase, after the first in a     Amount increase, after the
                                                           Policy Year                        first in a Policy Year
------------------------------------------------------------------------------------------------------------------------------
TRANSFER FEE                     Upon 13th transfer            $10 per transfer                        None
                                 and each transfer
                                 thereafter during a
                                 Policy Year
------------------------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that a Policy Owner will pay periodically during the time that he or she owns the Policy, not including Fund fees and expenses.

------------------------------------------------------------------------------------------------------------------------------
                                   PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------
                                                                                  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
                                   WHEN CHARGE IS
        CHARGE                       DEDUCTED              MAXIMUM GUARANTEED CHARGE              CURRENT CHARGE
------------------------------------------------------------------------------------------------------------------------------
POLICY FEE                      On Policy Issue Date                   $6                                 $6
                                and each Monthly
                                Processing Day
------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE           On Policy Issue Date     $0.0375 per $1,000 of Specified    $0.0375 per $1,000 of
                                and each Monthly         Amount                             Specified Amount
                                Processing Day,          ($0.45 per $1,000 annually)        ($0.45 per $1,000 annually)
                                during Policy Years
                                1 - 10
------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE(4)            On Policy Issue Date     $0.06 - $83.33 per $1,000 of       $0.05 - $83.33 per $1,000 of
                                and each Monthly         Net Amount at Risk                 Net Amount at Risk
(Minimum and Maximum Charge)    Processing Day
------------------------------------------------------------------------------------------------------------------------------

-------------------------------------
(3) We do not assess a Specified Amount increase charge for the first increase in a Policy Year.

--------------------------------------------------------------------------------------------------------------------------------
                                        PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
                                                                                       AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------------------------------------------
                                   WHEN CHARGE IS
        CHARGE                        DEDUCTED               MAXIMUM GUARANTEED CHARGE               CURRENT CHARGE
--------------------------------------------------------------------------------------------------------------------------------
Charge for a male               On Policy Issue Date       $0.14 per $1,000 of Net Amount     $0.13 per $1,000 of Net
Insured, Attained Age           and each Monthly           at Risk                            Amount at Risk
35  in the preferred            Processing Day             ($1.73 per $1,000 annually)        ($1.56 per $1,000 annually)
non-tobacco rating
class
--------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK                Daily            At an annual rate of 0.90%         At an annual rate of 0.90%
CHARGE                                                     Variable Account Value             Variable Account Value
--------------------------------------------------------------------------------------------------------------------------------
RIDER CHARGES:(5)
--------------------------------------------------------------------------------------------------------------------------------
Accidental Death Benefit        On Policy Issue Date       $0.04 - $0.15 per $1,000 of        $0.04 - $0.15 per $1,000 of
Rider                           and each Monthly           Coverage                           Coverage
                                Processing Day
(Minimum and Maximum Charge)
--------------------------------------------------------------------------------------------------------------------------------
Charge for a male               On Policy Issue Date       $0.06 per $1,000 of Coverage       $0.06 per $1,000 of Coverage
Insured, Attained Age           and each Monthly
38  in the standard             Processing Day
non-tobacco rating
class,
--------------------------------------------------------------------------------------------------------------------------------
Children's Insurance Rider      On Policy Issue Date       $0.75 per $1,000 of Coverage       $0.75 per $1,000 of Coverage
                                and each Monthly           ($9.00 per $1,000 annually)        ($9.00 per $1,000 annually)
(Minimum and Maximum Charge)    Processing Day
--------------------------------------------------------------------------------------------------------------------------------
Executive Benefits Plan         Upon exercise during                   $150                              None
Endorsement                     the first 2 Policy
                                Years
--------------------------------------------------------------------------------------------------------------------------------
Guaranteed Insurability         On Policy Issue            $0.07 - $ 0.17 per $1,000 of       $0.07 - $0.17 per $1,000 of
--------------------------------------------------------------------------------------------------------------------------------

-------------------------------------
(4) Cost of insurance charges vary based on the Insured's Attained Age, gender, rating class, Policy Year and Net Amount at Risk. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy's specifications page will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Home Office. Also, before you purchase the Policy, we may provide you personalized illustrations of your future benefits under the Policy based upon the Insured's issue age and rating class, the Death Benefit Option, Specified Amount, Planned Premium, and riders requested.

(5) Charges for the Accidental Death Benefit Rider, Children's Insurance Rider, Guaranteed Insurability Rider, Other Insured Rider, and Waiver of Premium Disability Rider vary based on the Insured's Attained Age, gender, and rating class, and may vary based on Policy Year, Specified Amount, and Net Amount at Risk. Charges based on actual age may increase as the Insured ages. The rider charges shown in the table may not be typical of the charges you will pay. Your Policy's specifications page will indicate the rider charges applicable to your Policy, and more detailed information concerning these rider charges is available on request from our Home Office. Also, before you purchase the Policy, we will provide you personalized illustrations of your future benefits under the Policy based upon the Insured's issue age and rating class, the Death Benefit Option, Specified Amount, Planned Premium, and riders requested.

------------------------------------------------------------------------------------------------------------------------------
                                       PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------
                                                                                      AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
                                   WHEN CHARGE IS
           CHARGE                     DEDUCTED               MAXIMUM GUARANTEED CHARGE              CURRENT CHARGE
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Rider                           Date and each Monthly                 Coverage                           Coverage
                                Processing Day
(Minimum and Maximum Charge)
------------------------------------------------------------------------------------------------------------------------------
Charge for a male               On Policy Issue Date       $0.07 per $1,000 of Coverage     $0.07 per $1,000 of Coverage
Insured, Attained Age           and each Monthly           ($0.87 per $1,000 annually)      ($0.87 per $1,000 annually)
0, in the standard              Processing Day
non-tobacco rating
class
------------------------------------------------------------------------------------------------------------------------------
Other Insured Rider             On Policy Issue Date       $0.06 - $83.33 per $1,000 of     $0.06 - $83.33 per $1,000 of
(Minimum and Maximum Charge)    and each Monthly           Coverage                         Coverage
                                Processing Day
------------------------------------------------------------------------------------------------------------------------------
                                On Policy Issue Date                  $20                                    $20
                                and each Policy
                                Anniversary
------------------------------------------------------------------------------------------------------------------------------
Charge for a female             On Policy Issue Date       $0.10 per $1,000 of Coverage     $0.09 per $1,000 of Coverage
Insured, Attained Age           and each Monthly
30, in the preferred            Processing Day
non-tobacco rating
class
------------------------------------------------------------------------------------------------------------------------------
                                On Policy Issue Date                 $20                                     $20
                                and each Policy
                                Anniversary
------------------------------------------------------------------------------------------------------------------------------
Disability Waiver of            On Policy Issue Date       2.20% - 24.20% of maximum        2.20% - 24.20% of maximum
Premium Rider                   and each Monthly           monthly deductions               monthly deductions
(Minimum and Maximum Charge)    Processing Day
------------------------------------------------------------------------------------------------------------------------------
Charge for a male               On Policy Issue Date       6% of the guaranteed maximum     6% of monthly deductions
Insured, Attained Age           and each Monthly           monthly deductions
30, in the preferred            Processing Day
non-tobacco rating
class
------------------------------------------------------------------------------------------------------------------------------

The next table describes the Fund fees and expenses that a Policy Owner will pay periodically during the time that he or she owns the Policy. The following table describes the minimum and maximum fees and expenses (before waiver or reimbursement) charged by any of the Funds for the fiscal year ended December 31, 2002.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):

---------------------------------------------------------------------------------------------------------------
                                                                                    MINIMUM             MAXIMUM
---------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                                      0.45%               1.25%
---------------------------------------------------------------------------------------------------------------
DISTRIBUTION AND/OR SERVICE (12B-1) FEES                                             0.00%               0.32%
---------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                                       0.00%               0.37%
---------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                 0.46%               1.82%
---------------------------------------------------------------------------------------------------------------

The following tables show the fees and expenses incurred by the Funds. The purpose of the table is to assist you in understanding the various costs and expenses that you bear directly and indirectly. The table reflects charges and expenses of the Funds for the fiscal year ended December 31, 2002. Future expenses of the Funds may be higher or lower than those shown. For more information on the fees and expenses described in this table, see the Funds' prospectuses which accompany this prospectus.

The following table shows the fees and expenses (before waiver or reimbursement) charged by each of the Funds for the fiscal year ended December 31, 2002.

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets before fee waivers and expense reimbursements):

                                                        MANAGEMENT           12b-1           OTHER          TOTAL ANNUAL
                      FUND                                 FEES              FEES           EXPENSES          EXPENSES
                      ----                                 ----              ----           --------          --------
Ultra Money Market Fund(1)                                0.45%              None             0.01%             0.46%
Ultra Bond Fund(1)                                        0.55%              None             0.01%             0.56%
Ultra High Income Fund(1)                                 0.75%              None             0.01%             0.76%
MFS Strategic Income Series                               0.75%              None             0.37%(3)          1.12%(2)
Oppenheimer High Income Fund/VA                           0.74%              None             0.05%             0.79%
Ultra Balanced Fund(1)                                    0.70%              None             0.01%             0.71%
Ultra Growth and Income Stock Fund(1)                     0.60%              None             0.01%             0.61%
Ultra Capital Appreciation Stock Fund(1)                  0.80%              None             0.01%             0.81%
Ultra Mid-Cap Stock Fund(1)                               1.00%              None             0.01%             1.01%
Ultra Multi-Cap Growth Stock Fund(1)(5)                   0.85%              None             0.01%             0.86%
Ultra International Stock Fund(1)                         1.20%              None             0.01%             1.21%
Ultra Global Securities Fund(1)                           0.95%              None             0.01%             0.96%
T. Rowe Price International Stock Portfolio(1)            1.05%              None             0.00%             1.05%
Templeton Developing Markets Securities
 Fund - Class 2 Shares                                    1.25%              0.25%(4)         0.32%             1.82%

(1) These Funds pay their investment managers an annual fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, nonrecurring and extraordinary items or fees and expenses for the Fund's independent trustees.

(2) The Fund has an expense offset arrangement which reduces its custody fees based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. "Other Expenses" do not reflect these expense reductions. Had these expense reductions been taken into account, "Other Expenses" would equal 0.__% for the Strategic Income Series.

(3) MFS has contractually agreed, subject to future repayment, to bear expenses for this Fund in excess of 0.15% of the Fund's average daily net assets (after taking into account the custody expense arrangement described in note 2). This contractual fee arrangement will continue until at least May 1, 2004, unless changed with the consent of the Series' board of trustees.

(4) The Fund's Class 2 Share distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(5) As of May 1, 2003, this Fund replaced the MFS Emerging Growth Series as an investment option.

CUNA MUTUAL LIFE INSURANCE COMPANY

CUNA MUTUAL LIFE INSURANCE COMPANY

CUNA Mutual Life Insurance Company is a mutual life insurance company organized under the laws of Iowa in 1879 and incorporated on June 21, 1882. The Home Office is located at 2000 Heritage Way, Waverly, Iowa 50677-9202.

On July 1, 1990, we entered into a permanent affiliation with CUNA Mutual Insurance Society ("CUNA Mutual"), 5910 Mineral Point Road, Madison WI 53705-4456. CUNA Mutual and its subsidiaries and affiliates, including the Company are referred to herein as "CUNA Mutual Group."

THE FIXED ACCOUNT

The Fixed Account is part of the Company's General Account. We use General Account assets to support our insurance and annuity obligations other than those funded by various separate accounts. Subject to applicable law, we have sole discretion over investment of the Fixed Account's assets. We bear the full investment risk for all assets contributed to the Fixed Account. The Company guarantees that all Policy Value allocated to the Fixed Account is credited interest daily at a net effective interest rate of at least 4%. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion. The Fixed Account is not available in New Jersey.

LEGAL PROCEEDINGS

We, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account or the Company.

THE SEPARATE ACCOUNT AND THE FUNDS

We established the Separate Account on August 16, 1983. Although the assets in the Separate Account are our property, the assets attributable to the Policies are not chargeable with liabilities arising out of any other business that we may conduct. The assets of the Separate Account are available to cover our general liabilities only to the extent that the Separate Account's assets exceed its liabilities arising under the Policies and any other policies supported by the Separate Account. We have the right to transfer to the General Account any assets of the Separate Account that are in excess of reserves and other contract liabilities. Periodically, the Separate Account makes payments to us for Mortality and Expense Charges.

The Separate Account is divided into Subaccounts. The income, gains and losses, realized or unrealized, from the assets allocated to each Subaccount are credited to or charged against that Subaccount without regard to income, gains or losses from any other Subaccount.

The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Registration with the SEC does not involve supervision of the management, investment practices, or policies of the Separate Account or of the Company by the SEC. The Separate Account is also subject to the laws of the State of Iowa which regulate the operations of insurance companies domiciled in Iowa.

We do not guarantee the investment experience of the Separate Account or of any Subaccount. Policy Value varies daily with the value of the assets under the Separate Account. The Death Benefit Proceeds may also vary with the value of the assets in the Subaccounts selected by the Owner. To the extent that the Death Benefit Proceeds payable upon the death of the Insured exceed the Policy Value, such amounts are our general obligations and payable out of our General Account.

ULTRA SERIES FUND
MEMBERS Capital Advisors, Inc. serves as investment adviser to the Ultra Series Fund and manages assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. Wellington Management Company, LLP serves as the investment subadviser for the Mid-Cap Stock Fund and the Multi-Cap Growth Stock Fund. Shares of the Ultra Series Fund also are offered to CUNA Mutual Group affiliated separate accounts and qualified retirement plans.

MONEY MARKET FUND. This Fund seeks high current income from money market instruments consistent with preservation of capital and liquidity.

BOND FUND. This Fund seeks a high level of current income, consistent with the prudent limitation of investment risk, through investment in a diversified portfolio of fixed-income securities with maturities of up to 30 years.

HIGH INCOME FUND. This Fund seeks high current income by investing primarily in a diversified portfolio of lower-rated higher-yielding income bearing securities.

BALANCED FUND. This Fund seeks a high total return through the combination of income and capital growth.

GROWTH AND INCOME STOCK FUND. This Fund seeks long-term growth of capital with income as a secondary consideration.

CAPITAL APPRECIATION STOCK FUND. This Fund seeks long-term growth of capital.

MID-CAP STOCK FUND. This Fund seeks long-term capital appreciation by investing in mid-size and small companies.

MULTI-CAP GROWTH STOCK FUND. This Fund seeks long-term growth of capital through investments primarily in common stock of growth-oriented companies.

INTERNATIONAL STOCK FUND. This Fund seeks long-term growth of capital through investments primarily in common stocks of non-U.S. companies.

GLOBAL SECURITIES FUND. This Fund seeks capital appreciation by investing mainly in common stocks of U.S. and foreign companies.

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International, Inc. ("Price International") serves as the investment adviser to the T. Rowe Price International Stock Portfolio.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO. This Fund seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

MFS VARIABLE INSURANCE TRUST
MFS Investment Management(R) ("MFS") serves as the investment adviser to the MFS Strategic Income Series.

MFS STRATEGIC INCOME SERIES. This Fund seeks to provide income and capital appreciation.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer Funds, Inc. serves as the investment adviser to the Oppenheimer High Income Fund/VA.

OPPENHEIMER HIGH INCOME FUND/VA. This Fund seeks a high level of current income from investments in high yield fixed-income securities.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Templeton Asset Management Ltd. serves as the investment adviser to the Templeton Developing Markets Securities Fund.

TEMPLETON DEVELOPING MARKETS SECURITIES FUND. This Fund seeks long-term capital appreciation by investing primarily in emerging markets equity securities.

MORE INFORMATION ABOUT THE FUNDS

In addition to the Separate Account, the Funds, other than those of Ultra Series Fund, may sell shares to separate accounts of other insurance companies to support variable annuity contracts and variable life insurance policies, or to certain pension and retirement plans qualifying under Section 401 of the Code.

THESE FUNDS ARE NOT AVAILABLE FOR PURCHASE DIRECTLY BY THE GENERAL PUBLIC, AND ARE NOT THE SAME AS OTHER MUTUAL FUNDS WITH VERY SIMILAR OR NEARLY IDENTICAL NAMES THAT ARE SOLD DIRECTLY TO THE PUBLIC. However, the investment objectives and policies of certain Funds available under the Policy are very similar to the investment objectives and policies of other Funds that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance of the Funds available under the Policy may be lower or higher than the investment performance of these other (publicly available) Funds. There can be no assurance, and we make no representation, that the investment performance of any of the Funds available under the Policy will be comparable to the investment performance of any other Fund, even if the other Fund has the same investment adviser or manager, the same investment objectives and policies, and a very similar name.

The Company has entered into agreements with the investment advisers of several of the Funds under which the investment adviser pays the Company a servicing fee based upon an annual percentage of the average daily net assets invested by the Separate Account (and other separate accounts of the Company) in the Funds managed by that adviser. These percentages differ, and. some advisers may pay us more than others. These fees are in consideration for administration services provided to the Funds by the

Company. Payments of fees under these agreements by managers or advisers do not increase the fees or expenses paid by the Funds or their shareholders.

THE POLICY

APPLYING FOR A POLICY

To purchase a Policy, you must complete an application and submit it to an authorized sales representative. You must also pay an Initial Required Premium, as further described below, while the Insured is alive, on or before the Policy Issue Date. All premiums after the Initial Required Premium must be paid to the Home Office.

CONDITIONS FOR POLICY ISSUE

The minimum Specified Amount for this Policy is $50,000 ($25,000 for Issue Ages 65 and over). The Policy may be issued on individuals up to 75 years of age. We require evidence of insurability satisfactory to us before issuing a Policy. In some cases, this evidence will include a medical examination.

POLICY ISSUE DATE

Full Insurance coverage under the Policy begins as of the Policy Issue Date. The Policy Issue Date is also used to determine Policy Anniversaries and Monthly Processing Days. If the Initial Required Premium is paid with the application, and, after underwriting is complete, the Policy is approved for issue at the Specified Amount applied for, then the Policy Issue Date is the Valuation Day as of which the Policy is approved. If the Initial Required Premium does not accompany the application, or if the Policy is approved for issue at a Specified Amount other than that requested in the application, then the Policy Issue Date is approximately ten days after the Valuation Day as of which the Policy is approved.

TEMPORARY INSURANCE AGREEMENT

If the Initial Required Premium is paid with the application, the proposed Insured will be covered prior to the Policy Issue Date under a Temporary Insurance Agreement. For the period beginning on the Valuation Day that we receive the Initial Required Premium until all information necessary to complete underwriting is received, the coverage is 50% of the Specified Amount requested in the application up to $150,000. After that period, and until the Policy Issue Date, coverage under a Temporary Insurance Agreement is the Specified Amount requested in the application up to $300,000. No temporary insurance is available in connection with coverage that is available through riders to a Policy. The details of the Temporary Insurance Agreement are found in the Agreement which accompanies the Policy.

"RIGHT-TO-EXAMINE" PERIOD

You may cancel the Policy before the latest of the following three events:

         -        45 days after the date of the application.

         - 10 days after we have personally delivered or have sent the Policy and a Notice of Right of Withdrawal to you by first class mail. (20 days if the policy is a replacement for an existing policy, or longer if required by state law.)

         - 10 days after you receive the Policy. (20 days if the policy is a replacement for an existing policy, or longer if required by state law.)

To cancel the Policy, you must mail or deliver the Policy to the sales representative who sold it or to our Home Office. If you return the Policy, we will treat it as if it had not been issued. You will receive a refund equal to the Premiums paid, unless state law requires a different result.

If there is an increase in Specified Amount and the increase is not the result of a change in Death Benefit Option, you will be granted a "Right-to-Examine" Period with respect to the increase. You may request a cancellation of the increase during the "Right-to-Examine" Period. You will then receive a refund (if actual payment was received) or a credit. A credit is made to the Policy Value allocated among the Subaccounts and Fixed Account as if it were Net Premium, equal to all Insurance Charges attributable to the increase in Specified Amount, including rider costs arising from the increase. The refund or credit will be made within seven days after we receive the request for cancellation on the appropriate form containing all necessary signatures. Net Premiums paid upon application of an increase in Specified Amount are allocated to the Subaccounts and/or the Fixed Account and are not refunded following cancellation of the increase. Owners who request an increase in Specified Amount should take this into consideration in deciding whether to make any premium payments during the "Right-to-Examine" Period for the increase.

FLEXIBILITY OF PREMIUMS

The Policy provides for a schedule of planned annual Premiums determined by you. You are not required, however, to pay Premiums in accordance with the schedule. Premiums are generally flexible both as to timing and amount. Premiums must be large enough to keep the Policy In Force. You may pay Premiums after the Initial Required Premium at any time while the Policy is In Force.

If you want the Basic or Extended Guarantee to be in effect, the Initial Required Premium is at least one-sixth (1/6) of the Basic Guarantee Premium. If you do not choose to utilize the Basic Guarantee or Extended Guarantee, the Initial Required Premium is at least one-twelfth (1/12) of the Basic Guarantee Premium. The Basic Guarantee Premium is the sum of the expected first year charges plus the first year Surrender Charge and provides certain protections against Lapse. The Initial Required Premium for your policy is shown on the Policy's data page.

A higher level of Premium, the Extended Guarantee Premium, will fund the Policy at the Extended Guarantee Level which provides protection against Lapse. The Extended Guarantee Premium equals the current guideline level premium as determined by the current Internal Revenue Code.

The Initial Required Premium, the Planned Premium, the Extended Guarantee Premium, and the Basic Guarantee Premium are shown on the data page of the Policy. We reserve the right to refuse any Premium payment that is less than $50.

The total of all Premiums paid may never exceed the maximum premium limitation determined by the Internal Revenue Code for treatment of the Policy as a life insurance policy. If at any time a Premium is paid which would result in total Premiums exceeding the maximum premium limitation, we will only accept that portion of the Premium which would make total Premiums equal the maximum. We will return any excess amount and will not accept further Premiums until the maximum premium limitation increases.

We reserve the right to refuse any Premium or part of a Premium that would increase the Death Benefit by more than the amount of the Net Premium.

ALLOCATION OF NET PREMIUMS

You determine what percentages of the Net Premiums are allocated to each Subaccount and the Fixed Account. The minimum initial allocation of Net Premium must be at least 5% of amount applied and any allocation to a Subaccount or the Fixed Account (subsequent to the initial allocation) must be at least 1% of amount applied and only whole percentages are permitted.

If the Initial Required Premium is received before we issue the Policy, it is held in the company's General Account until the Policy Issue Date. On the Policy Issue Date, the Net Premium is allocated to the Subaccounts and the Fixed Account. Allocations are made by the Owner and recorded on the application for the Policy. These allocations apply to future Net Premiums until the allocation is changed by the Owner.

LAPSE

If your Surrender Value on any Monthly Processing Day is insufficient to pay the Monthly Deduction, then we will mail you a written notice informing you that a Grace Period has begun under the Policy. If sufficient Net Premium is not paid during the Grace Period, the Policy will Lapse without value. The Net Premium required to terminate the Grace Period is that which is sufficient to pay overdue Monthly Deductions plus the anticipated amount of the next two Monthly Deductions. If the Insured dies during the Grace Period, unpaid Monthly Deductions are deducted from the Death Benefit Proceeds.

REINSTATEMENT

You may ask to have a Lapsed Policy reinstated. We will reinstate a Policy based upon the original terms of the Policy if all of the following conditions are met:

         - You make a Written Request to reinstate the Policy within five years after the Lapse.

         - You provide satisfactory evidence of insurability (the Cost of Insurance rates following reinstatement will be based upon the risk classification of the reinstated Policy).

         - You pay Net Premiums in an amount sufficient to cover any unpaid Monthly Deductions due prior to the end of the Grace Period plus the anticipated amount of two Monthly Deductions.

         - You pay the amount of or reinstate any loan outstanding as of the date of Lapse.

A reinstatement becomes effective only after we approve it.

PREMIUMS TO PREVENT LAPSE

If your Policy meets the premium requirements of one of the guarantees described below, your Policy will continue In Force for the duration of the guarantee. The guarantees described may vary by state.

         a. BASIC GUARANTEE: The Basic Guarantee is in effect if the total of your Net Premiums on each Monthly Processing Day following your Policy Issue Date, less the total of any Partial Withdrawals (including cash dividends) and loans taken to date, is at least equal to the Basic Guarantee Premium multiple. The Basic Guarantee Premium multiple is equal to the Basic Guarantee Premium multiplied by the number of years the Policy has been In Force as of that Monthly Processing Day. This Basic Guarantee will remain in effect as long as you meet the premium requirements, and continues until the later of:
                  (1) the Insured's Attained Age 65; or (2) 10 years after the Policy Issue Date. The Basic Guarantee Premium as of the Policy Issue

                  Date is shown on the data page of the Policy. If you change your Policy benefits or change how you fund your Policy, the Basic Guarantee Premium will change. The Basic Guarantee only applies for the first five Policy Years in some states, including Florida, Maryland, Massachusetts, New Jersey, Pennsylvania, and Texas.

         b. EXTENDED GUARANTEE: The Extended Guarantee is in effect if the total of your Net Premiums on each Monthly Processing Day following your Policy Issue Date, less the total of any Partial Withdrawals (including cash dividends) and loans taken to date, is at least equal to the Extended Guarantee Premium multiple. The Extended Guarantee Premium multiple is equal to the Extended Guarantee Premium multiplied by the number of years the Policy has been In Force as of that Monthly Processing Day. This Extended Guarantee will remain in effect as long as you meet the premium requirements, and will continue until the Insured's Attained Age 95. The Extended Guarantee Premium as of the Policy Issue Date is shown on the data page of the Policy. If you make a change to your Policy benefits or change how you fund your Policy, the Extended Guarantee Premium will change. The Extended Guarantee may not be available in all states. It is currently not available in Florida, Maryland, Massachusetts, New Jersey, Pennsylvania, and Texas.

We will notify you if your accumulated Net Premiums, less withdrawals and loans, are no longer sufficient to keep the Basic Guarantee or Extended Guarantee in effect. If the Basic or Extended Guarantee ends, you will have 61 days to pay us sufficient Premium to reinstate it.

During the guarantee period, the Monthly Deduction is deducted and may result in a Surrender Value of less than zero at the end of the period. If your Surrender Value is equal to or less than zero at the end of the guarantee period, we will mail a notice informing you that a Grace Period has begun under your Policy.

DEATH BENEFIT PROCEEDS

Payment of Death Benefit Proceeds. When we receive satisfactory, written proof of the Insured's death, we will pay the Death Benefit Proceeds to the Beneficiary. If no Beneficiary survives the Insured, we will pay the Death Benefits Proceeds to you, if living, or to your estate.

We will pay Death Benefit Proceeds payable to your estate in one sum. We will pay Death Benefit Proceeds payable to you or to other beneficiaries in one sum unless another settlement option is selected. If the Beneficiary is not a natural person, Death Benefit Proceeds due may only be applied under settlement options we consent to.

We pay interest on single sum Death Benefit Proceeds from the date we receive proof of death (or from the date of the Insured's death, if required by law), until the date of payment. Interest is paid at an annual rate that we determine.

During the Insured's lifetime, you may elect a settlement option for the payment of the Death Benefit Proceeds. To make such an election, we must receive the written consent of all Irrevocable Beneficiaries and assignees. After the Insured's death, if you did not select a settlement option, any Beneficiary entitled to receive the proceeds in one sum may select a settlement option.

Death Benefit Options 1 and 2. You may select one of two Death Benefit Options. Your selection will affect the Death Benefit, the Monthly Deduction, and the Policy Value. Under either option, Death Benefit Proceeds are equal to:

         -        The Death Benefit as of the date of the Insured's death; plus

         -        Any premiums received after date of death; minus

         -        Any Partial Withdrawals taken after the date of death; minus

         - Any insurance charges due if the Insured dies during a Grace Period; minus

         -        Any Loan Amount.

The Death Benefit, however, differs under the two options.

Under Option 1, the Death Benefit through Attained Age 95 is the greater of:

         -        The Specified Amount.

         - The Policy Value as of the Insured's date of death multiplied by the Death Benefit Percentage Factor.

Under Option 2, the Death Benefit is the greater of:

         - The Specified Amount plus the Policy Value as of the Insured's date of death.

         - The Policy Value as of the Insured's date of death multiplied by the Death Benefit Percentage Factor.

The Death Benefit Percentage Factor is the ratio of Death Benefit to Policy Value required by the Internal Revenue Code for treatment of the Policy as a life insurance Policy. The Death Benefit Percentage Factor varies by Attained Age. The Death Benefit Percentage Factor decreases as the Attained Age of the Insured increases.

CHANGE OF DEATH BENEFIT OPTION

You may change the Death Benefit Option. Changing the Death Benefit Option may have tax consequences. A change becomes effective as of the first Monthly Processing Day after a Written Request. We reserve the right to require evidence of insurability.

If option 1 is changed to option 2, the Specified Amount is reduced by the amount of the Policy Value as of the effective date of the change. This change does not alter the amount of the Policy's Death Benefit at the time of the change, but does affect how the Death Benefit is determined from that point on. The Death Benefit will vary with Policy Value from that point on, unless the Death Benefit derived from application of the Death Benefit Percentage Factor applies. No change from Death Benefit Option 1 to Death Benefit Option 2 is allowed if the resulting Specified Amount would be less than $40,000 ($20,000 if Issue Age is 65 and over).

If option 2 is changed to option 1, the Specified Amount is increased by the amount of the Policy Value as of the effective date of the change. This change does not alter the amount of the Policy's Death Benefit at the time of the change, but does affect the determination of the Death Benefit from that point on. The Death Benefit as of the date of the change becomes the new Specified Amount and remains at that level, unless the Death Benefit derived from application of the Death Benefit Percentage Factor applies.

Your insurance goals should determine the appropriate Death Benefit Option. If you prefer to have favorable investment results and additional Net Premiums reflected in the form of an increased Death Benefit, you should choose Death Benefit Option 2. If you are satisfied with the amount of insurance coverage and wish to have favorable investment results and additional Net Premiums reflected to the maximum extent in increasing Cash Value, you should choose Death Benefit Option 1.

A change of Death Benefit Option may also change the Cost of Insurance for the duration of the Policy. Though the Cost of Insurance rate is the same under both options, the Net Amount at Risk varies inversely with Policy Value under option 1, but is constant under option 2, unless the Death Benefit derived from application of the Death Benefit Percentage Factor applies.

ACCELERATED BENEFIT OPTION

If you elect to receive an accelerated payment of the Death Benefit and provide us with satisfactory evidence that the Insured is terminally ill, we will advance up to 50% of a Policy's eligible Death Benefit subject to a $250,000 maximum per Insured. Terminal illness is a non-correctable medical condition in which the Insured's life expectancy is no more than twelve months. The eligible Death Benefit is the Death Benefit calculated without including Policy Value. We assess an administrative charge (of no more than $300) for an accelerated payment of the Death Benefit and deduct interest on the amount paid. As a result, the Death Benefit Proceeds payable to the Beneficiary upon the death of the Insured is reduced by an amount greater than the amount you receive as an accelerated benefit.

In order to be considered eligible, the coverage must:

         1)       be In Force other than as extended term insurance; and

         2) have more than two years until its maturity or expiration date, from the date written notification to exercise this benefit is received at the Home Office

The accelerated benefit option is not available in all states and may vary by state. The tax consequences of accelerated benefits are uncertain and you should consult a tax advisor before exercising this option.

CHANGE OF SPECIFIED AMOUNT

You may change the Specified Amount at any time after the first Policy Year by written request. Changing the Specified Amount may have tax consequences. If more than one increase is requested in a Policy Year, we may charge $100 for each increase after the first. Changes are subject to the following conditions.

Decreases. After the decrease, the Specified Amount must be at least $40,000 ($20,000 for Issue Ages 65 and over). The decrease is effective as of the Monthly Processing Day coincident with or the next following day the request is received at the Home Office. For purposes of determining the Cost of Insurance, any decrease is applied to the initial Specified Amount and to increases in the Specified Amount in reverse order in which they became effective. A decrease does not result in reduced Surrender Charges.

Increases. A supplemental application containing evidence of insurability satisfactory to us is required. The effective date of the increase will be shown on an endorsement to the Policy.

Because the Surrender Charge is a function of Specified Amount, an increase in Specified Amount results in an increase in the applicable Surrender Charge. However, no additional Surrender Charges accrue for increases in Specified Amount due to a change from Death Benefit Option 2 to Death Benefit Option 1.

Likewise, because the Administrative Charge is a function of Specified Amount, an increase in Specified Amount results in an increase in the ongoing Administrative Charge. As with the Surrender Charge, an increase resulting from a change in Death Benefit Option 2 to Option 1, does not result in an increase in the Administrative Charge.

We reserve the right to require for a Specified Amount increase, the payment of additional premiums in an amount equal to the Initial Required Premium which would be charged based on Attained Age and rating class for a newly-issued Policy with a Specified Amount equal to the amount of increase.

The rating class assigned to an increase in Specified Amount may result in the use of a Cost of Insurance rate different than the Cost of Insurance rate charged on the original Specified Amount.

POLICY VALUES

POLICY VALUE. The Policy Value is the sum of the Variable Account Value (itself the sum of the Subaccount Values), the Fixed Account Value and the Loan Account Value. Policy Value is determined as of the end of each Valuation Period. As a result, Policy Value increases whenever:

         -        Investment gains occur in any Subaccount.

         - Interest is credited to the Policy for amounts held in the Fixed Account.

         - Interest is credited to the Policy for any Loan Amounts held in the Loan Account.

         -        Additional premiums are paid.

         -        Policy dividends are paid into the Subaccounts or Fixed
                  Account.

Policy Value decreases whenever:

         -        Investment losses occur in any Subaccount.

         -        Monthly Deduction or service fees are paid.

         -        A Partial Withdrawal is made.

Policy Value is unaffected when:

         -        A Policy loan is either disbursed or repaid.

         - Policy Value is transferred between any Subaccount or Fixed Account and the Loan Account, between Subaccounts or between the Subaccounts and the Fixed Account (exclusive of any transfer charge).

The Subaccount Value for a Subaccount is equal to the number of Accumulation Units that the Policy has in the Subaccount, multiplied by the Accumulation Unit Value of that Subaccount. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next. The Accumulation Unit Value will vary between Subaccounts.

TRANSFER OF VALUES

You may make the following transfers of Policy Value: (1) between Subaccounts at anytime; (2) from a Subaccount to the Fixed Account at any time except for the six month period after a transfer out of the Fixed Account; and (3) from the Fixed Account into the Subaccounts only during the 30 day period beginning on and immediately following the Policy Anniversary. Only one transfer of up to 25% of the Fixed Account Value is allowed each Policy Year. However, we currently waive these restrictions on transfers from the Fixed Account.

Transfers must be made by Written Request and contain your manual signature. The Written Request will take effect as of the day it is received at the Home Office. You also may make transfers by telephone if we have a signed telephone transfer authorization form from you. We cannot, however, guarantee that telephone transfer privileges will be available at all times. We will exercise reasonable care to prevent unauthorized telephone transactions. For example, we will:

         -        Record calls requesting transfers.

         - Ask the caller questions in an attempt to determine if you are the caller.

         -        Transfer funds only to other Subaccounts and to the Fixed
                  Account.

         -        Send a written confirmation of each transfer.

We also permit written transfer requests by facsimile provided that we have an original signed fax authorization from you. We reserve the right to discontinue allowing telephone and fax transfers at any time and for any reason. In the event we discontinue this privilege, we will send written notice to all Owners who have currently valid telephone and fax authorizations on file. Please note that the use of facsimile may not always be available. Any facsimile operation can experience outages or slowdowns for a variety of reasons that may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by calling or writing our Home Office.

If we use reasonable procedures and believe the instructions to be genuine, you bear the loss if someone gives unauthorized or fraudulent telephone or facsimile transfer requests to us.

The first twelve transfers in a Policy Year are free. We may charge $10 for the thirteenth and each additional transfer in a Policy Year. We currently waive this fee. All transfers requested on the same Valuation Day are considered one transfer for purposes of the transfer fee.

A request to transfer Subaccount Values to other Subaccounts and/or the Fixed Account or from the Fixed Account to one or more Subaccounts which is received before 3:00 p.m. Central Standard Time will take effect as of the day it is received. Transfer requests received after that time are processed as of the following Valuation Day.

We further reserve the right to restrict the ability to transfer Policy Value among Subaccounts and/or the Fixed Account if we believe such action is necessary to maintain the tax status of the Policies.

DOLLAR-COST AVERAGING

If elected at the time of the application or at any other time by Written Request, you may systematically or automatically transfer (on a monthly, quarterly, semi-annual or annual basis) specified dollar amounts from the Money Market Subaccount to other Subaccounts. The fixed dollar amount will purchase more Accumulation Units of a Subaccount when their value is lower and fewer units when their value is higher. Over time, the cost per Accumulation Unit averages out to be less than if all purchases had been made at the highest value and greater than if all purchases had been made at the lowest value. The dollar-cost averaging method of investment reduces the risk of making purchases only when the price of Accumulation Units is high. It does not assure a profit or protect against a loss in declining markets.

The minimum transfer amount for dollar-cost averaging is the equivalent of $100 per month. If less than $100 remains in the Money Market Subaccount, the entire amount will be transferred. The amount transferred to a Subaccount must be at least 1% of the amount transferred and must be stated in whole percentages.

Once elected, dollar-cost averaging remains in effect until the earliest of: (1) the Policy Value in the Money Market Subaccount is depleted to zero; (2) you cancel the election by Written Request; or (3) for three successive months, the Policy Value in the Money Market Subaccount has been insufficient to implement the dollar-cost averaging instructions you have given to us. We will notify you when dollar-cost averaging is no longer in effect. There is no additional charge for using dollar-cost averaging. Dollar-cost averaging transfers do not count against the twelve free transfers in a Policy Year. We reserve the right to discontinue offering dollar-cost averaging at any time and for any reason.

AUTOMATIC PERSONAL PORTFOLIO REBALANCING SERVICE

If elected at the time of the application or requested at any time by Written Request, you may instruct us to automatically transfer (on a monthly, quarterly, semi-annual, or annual basis) Policy Value between and among specified Subaccounts in order to achieve a particular percentage allocation of Policy Value among the Subaccounts. The percentage allocations must be in whole percentages and must be at least 1% per allocation. You may start and stop automatic Policy Value rebalancing at any time and may specify any percentage allocation of Policy Value between or among as many Subaccounts as are available at the time the rebalancing is elected. (If you elect automatic Policy Value rebalancing without specifying percentage allocation(s), we will allocate Policy Value in accordance with your currently effective premium payment allocation schedule.) There is no additional charge for using Policy Value rebalancing. If the Owner does not specify a frequency for rebalancing, we will rebalance quarterly.

OTHER TYPES OF AUTOMATIC TRANSFERS

If elected at the time of the application or at any other time by Written Request, you may systematically or automatically transfer (on a monthly, quarterly, semi-annual, or annual basis) Policy Value from one Subaccount to another. Such automatic transfer amounts may be requested on the following basis: (1) as a specified dollar amount; (2) as a specified number of accumulation units; (3) as a specified percent of Policy Value in a particular Subaccount, or (4) in an amount equal to the excess of a Specified Amount of Policy Value in a particular Subaccount.

The minimum automatic transfer amount is the equivalent of $100 per month. If less than $100 remains in the Subaccount from which transfers are being made, the entire amount will be transferred. The amount transferred to a Subaccount must be at least 1% of the amount transferred and must be stated in whole percentages. Once elected, automatic transfers remain in effect until the earliest of: (1) the Policy Value in the Subaccount from which the transfers are being made is depleted to zero; (2) you cancel the election by Written Request; or (3) for three successive months, the Policy Value in the Subaccount from which transfers are being made has been insufficient to implement the automatic transfer instructions you have given us. We will notify you when automatic transfer instructions are no longer in effect. There is no additional charge for using automatic transfers. We reserve the right to discontinue offering automatic transfers at any time and for any reason.

SURRENDER AND PARTIAL WITHDRAWALS

Policy Surrender. You may surrender the Policy for its Surrender Value. A Policy surrender may have adverse tax consequences. You must obtain the written consent of all assignees or Irrevocable Beneficiaries before a surrender. We may require the return of the Policy.

Surrender of the Policy is effective as of the date we receive a Written Request for surrender. The Policy and all insurance terminate upon surrender.

Partial Withdrawal. You may make Partial Withdrawals by Written Request. A Partial Withdrawal may have tax consequences. Written consent of all assignees or irrevocable beneficiaries must be obtained prior to any Partial Withdrawal. An amount up to the Surrender Value, less two months of insurance charges, may be taken as a Partial Withdrawal. Partial Withdrawals will be effective as of the date we receive your Written Request. A Partial Withdrawal request for the Surrender Value is considered a surrender of the Policy.

You may specify the accounts from which the Partial Withdrawal, including the service fee, will be deducted. If any account value is insufficient, or if you do not specify the accounts, the amount will be deducted pro rata from the remaining accounts.

If Death Benefit Option 1 is in effect at the time of a Partial Withdrawal, the Specified Amount will be reduced by the amount of the Partial Withdrawal, including the amount of the service fee. If Death Benefit Option 2 is in effect at the time of a Partial Withdrawal, Specified Amount will not change. We reserve the right to decline a Partial Withdrawal request if the Specified Amount after the Partial Withdrawal would be below the minimum Specified Amount necessary to issue a new Policy. If the Death Benefit derived from application of the Death Benefit Percentage Factor applies, the Death Benefit decreases by more than the amount withdrawn causing the Net Amount at Risk and the monthly Cost of Insurance to diminish.

Cash dividend payments are included as Partial Withdrawals when determining whether the Basic and Extended Premium Guarantees are in effect.

Payment is generally made within seven days of the surrender or Partial Withdrawal date.

MATURITY

The Policy matures on the Policy Anniversary following the Insured's 95th birthday. Coverage under the Policy ceases on that date, and you will receive maturity proceeds equal to the Surrender Value as of that date, unless the maturity date has been extended, as allowed by state law. The tax consequences associated with continuing the Policy beyond the Insured's 100th birthday are uncertain and you should consult a tax adviser.

PAYMENT OF BENEFITS/SETTLEMENT OPTIONS

There are several options for receiving Death Benefit Proceeds, surrender proceeds, and maturity proceeds, other than in a lump sum. None of these options vary based upon the performance of the Separate Account. For more information concerning the options listed below, please contact the Home Office:

         -        Interest Option

         -        Installment Option

         -        Life Income - Guaranteed Period Certain

         -        Joint and Survivor Life

POLICY LOANS

General. At any time prior to the Maturity Date while the Insured is still living and the Policy is In Force, you may, by Written Request, borrow money from us using the Cash Value as the security for the loan. The maximum amount that you may borrow is 90% of the Cash Value of the Policy as of the date of the loan.

Interest. We charge interest on amounts that you borrow. The interest rate charged is a maximum of 6% and is an effective annual rate compounded annually on the Policy Anniversary. Interest is charged in arrears from the date of the loan and is due from you on each Policy Anniversary for the prior Policy Year. If you do not pay the interest when due, the amount of the interest is added to the outstanding Loan

Amount. Thus, unpaid interest is charged interest during the ensuing Policy Year. For Policies in the 11th Policy Year or later, we charge a preferred effective annual interest rate up to 4.5% on amounts borrowed. We may charge interest at lower rates from time to time.

We credit Loan Account Value with interest at an effective annual rate of 4%. On each Policy Anniversary, interest earned on Loan Account Value since the preceding Anniversary is transferred to the Subaccounts and the Fixed Account. Unless you specify otherwise, such transfers are allocated in the same manner as transfers of collateral to the Loan Account.

Loan Collateral. When we make a loan to you, we transfer an amount of Policy Value sufficient to secure the loan out of the Subaccounts and the Fixed Account and into the Loan Account. You may specify how this transferred Policy Value is allocated from among the Subaccount Values and the Fixed Account Value. If you do not specify the allocation, we make the allocation based on the proportion that each Subaccount Value and the Fixed Account Value bear to the Policy Value as of the date that the transfer is made. If unpaid interest is due from you on a Policy Anniversary it is added to the Loan Amount. Policy Value in the amount of the interest also is transferred to the Loan Account as of that Anniversary. The Policy Value transferred in connection with unpaid interest is allocated on the same basis as other Policy Value transferred to the Loan Account.

Loan Account Value is recalculated when interest is added to the Loan Amount, a loan repayment is made, or a new loan is made under Policy.

Non-Payment Of Policy Loans. If Loan Account Value exceeds Cash Value, then you must make either a loan repayment or a Net Premium payment sufficient to raise the Cash Value or lower the Loan Account Value so that Cash Value exceeds the Loan Account Value. We will send you and any assignee of record a notice indicating the amount that must be paid. If payment is not received at the Home Office within 30 days of the notice being mailed, the Grace Period will begin. (See "Lapse") If the Grace Period expires without the payment being made, then the Policy Lapses.

Loan Repayment. You may repay a loan or repay any part of a loan at any time while the Insured is still living and the Policy is In Force prior to the Maturity Date. Loan payments must be clearly marked as loan payments or we will treat them as premiums. Upon repayment of any part of a loan, Loan Account Value in an amount equal to the payment is transferred to the Subaccounts and the Fixed Account as of the date that the payment is received by us. Unless you specify otherwise, the amount transferred is allocated among or between the Subaccounts and the Fixed Account in accordance with your allocation instructions for Net Premium Payments in effect at that time.

Effect of a Policy Loan. A loan, whether or not repaid, has a permanent effect on the Death Benefit and Policy Values because the investment results of the Subaccounts and current interest rates credited on Fixed Account Value do not apply to Policy Value in the Loan Account. The larger the loan and longer the loan is outstanding, the greater will be the effect of Policy Value being held as collateral in the Loan Account. Depending on the investment results of the Subaccounts or credited interest rates for the Fixed Account while the loan is outstanding, the effect could be favorable or unfavorable. Policy loans also may increase the potential for Lapse if investment results of the Subaccounts to which Surrender Value is allocated is unfavorable. If a Policy Lapses with loans outstanding, certain amounts may be subject to income tax and a 10% federal penalty tax. See "Federal Income Tax Considerations," for a discussion of the tax treatment of Policy loans. In addition, if a Policy is a MEC-defined term, loans may be currently taxable and subject to a 10% federal penalty tax.

CHARGES AND DEDUCTIONS

PREMIUM EXPENSE CHARGE. We deduct from premiums for Premium Expense Charges charged by your state of residence. We determine your state of residence by the mailing address as shown on our records. The initial percentage of reduction for state charges is shown on the data page of the Policy.

MONTHLY DEDUCTION. The Monthly Deduction due on each Monthly Processing Day is the sum of:

         -        The Cost of Insurance for that month; plus

         -        The Policy Fee; plus

         -        The Administrative Fee; plus

         -        The cost of any additional benefits provided by rider, if any.

The Monthly Deduction is collected by liquidating the number of Accumulation Units (or fraction of Accumulation Units) in Subaccounts (and/or withdrawing values from the Fixed Account) in an amount equal to the Monthly Deduction.

Cost of Insurance. The Cost of Insurance ("COI") rate for the Policy is determined by the Insured's Attained Age, gender, duration, Net Amount at Risk, tobacco status, and rating class. COI rate charges depend on our expectations as to future mortality experience. Higher rates are charged if we determine that for some reason the Insured is a higher mortality risk. The Tobacco User and Non-Tobacco User rates are further classified as either preferred or standard based on underwriting guidelines and principles.

The COI rate also varies based on the Specified Amount of each Policy. There are four Specified Amount rate bands. Band 1 is for Specified Amounts of less than $100,000; Band 2 is for Specified Amounts of at least $100,000 but less than $250,000; Band 3 is for Specified Amounts of at least $250,000 but less than $1 million; and band 4 is for Specified Amounts of $1 million or more. Generally, the COI rate for a higher band is less than that of lower bands for the same age, gender, and underwriting class. The monthly COI rate will not exceed the rates shown in the Policy. However, we may charge less than these rates. While not guaranteeing to do so, we currently intend to charge less than the guaranteed maximum insurance rates after the 10th Policy Year. The guaranteed maximum insurance rates are based on the 1980 CSO Mortality Tables.

The COI is determined by multiplying the COI rate by the Net Amount At Risk for a Policy. Under Death Benefit Option 2, the Net Amount At Risk is always the Specified Amount. Under Death Benefit Option 1, the Net Amount At Risk is the Specified Amount less the Policy Value. For a Policy where there has been an increase in Specified Amount, the COI rate applicable to the initial Specified Amount is usually different from that for the increase. Likewise, there is a Net Amount At Risk associated with the initial Specified Amount and the increase. The Net Amount At Risk for the initial Specified Amount is multiplied by the COI rate for the initial Specified Amount to determine the COI charge for the initial Specified Amount and the Net Amount At Risk for the increase is multiplied by the COI rate for the increase to determine the COI for the increase. To compute the net amounts at risk after an increase for a Policy with an option 1 Death Benefit, Policy Value is first used to offset the initial Specified Amount, and any Policy Value in excess of the initial Specified Amount is then used to offset the increase in Specified Amount.

Policy Fee. The Policy Fee is $6 per month. It is a fee we charge to compensate for some of the administrative expenses associated with the Policy. The fee cannot be increased.

Administrative Charge. We assess a monthly administrative charge at an annual rate of $0.45 per thousand dollars of Specified Amount per Policy Year on a monthly basis to reimburse us for some of the administrative expenses associated with the Policy. The charge increases if the Specified Amount increases, in proportion to the amount of increase. The charge does not decrease in the event of a Specified Amount decrease. This charge is only charged during the first 10 Policy Years of the Policy or, on an increase in Specified Amount, during the first 10 Policy Years after the increase. An administrative charge of $300 may be assessed if an Owner elects to receive an accelerated Death Benefit.

The Administrative Charge, together with the Policy Fee, is designed to equitably distribute the administrative costs among all Policies.

Cost of Additional Benefits. The cost of additional benefits will include charges for any additional insurance benefits added to the Policy by rider. These charges are for insurance protection, and the amounts will be specified in the Policy. These charges, which are outlined in the fee table above, will vary for each Policy Owner.

MORTALITY AND EXPENSE RISK CHARGE. We daily deduct a mortality and expense risk charge of .00246575% of the Policy's Variable Account Value, which is equal on an annual basis to 0.9%. The mortality risk assumed by us is that the Insured may not live as long as expected. The expense risk assumed by us is that the actual expense to us of administering the Policy will exceed what we expected when setting the other charges under the Policy. If proceeds from this charge are not needed to cover mortality and expense risks, we may use proceeds to finance distribution of the Policies or for any other lawful purpose.

SURRENDER CHARGES. To reimburse us for sales expenses and Policy issue expenses, including but not limited to sales representatives' commissions, advertising, sales materials, training allowances, and preparation of prospectuses, we deduct Surrender Charges from the proceeds in the event of a complete surrender of the Policy during the first 9 Policy Years or the first 9 years following an increase in Specified Amount. If the Policy is not surrendered in the first 9 Policy Years or the first 9 years following an increase in Specified Amount, there is no charge. A chart showing the percentage of Surrender Charges remaining at the beginning of Policy Years 2 through 9 (or the same number of years following an increase in Specified Amount) is shown below.

The Surrender Charges vary by the age of Insured, gender, and rating class and are shown on the specifications page of your Policy. For a 35-year-old male Non-Tobacco User, the initial surrender charges would be $7.71 per $1,000 of the Specified Amount. For more information on how these charges vary, please contact the Home Office.

The Surrender Charges decrease annually after the first year. The percentage of the Surrender Charges remaining in each Policy Year is:

                                Percentage of
Policy Year              Surrender Charges Remaining
-----------              ---------------------------
    2                               95%
    3                               90%
    4                               85%
    5                               75%
    6                               65%
    7                               50%
    8                               35%
    9                               20%
   10+                               0%

TRANSFER FEE. Currently, we allow an unlimited number of transfers in each Policy Year without charge. After twelve transfers in any given Policy Year, we may deduct $10 per transfer from the amount transferred.

FEDERAL AND STATE INCOME TAXES. Other than Premium Expense charge, no charges are currently made against the Separate Account and/or Fixed Account for federal or state income taxes. In the event we determine that any such taxes will be imposed, we may make deductions from the Separate Account and/or Fixed Account to pay such taxes.

INCREASE OF SPECIFIED AMOUNT CHARGE. We may assess a $100 charge for each increase in Specified Amount after the first in a Policy Year.

We currently intend to waive certain fees as stated above. We, however, reserve the right to reinstate the fees and charges in the future.

FUND CHARGES. Charges made by the Funds are discussed in the Funds' prospectuses and in their statements of additional information available from the address shown on the first page of this prospectus.

OTHER POLICY BENEFITS AND PROVISIONS

OWNER, BENEFICIARY

You are the person who purchases the Policy and is named in the application. You may not be the Insured.

You may name one or more Beneficiaries in the application. Beneficiaries may be primary or contingent. If no primary Beneficiary survives the Insured, payment is made to contingent Beneficiaries. Beneficiaries in the same class will receive equal payments unless otherwise directed. A Beneficiary must survive the Insured in order to receive his or her share of the Death Benefit Proceeds. If a Beneficiary dies before the Insured dies, his or her unpaid share is divided among the Beneficiaries who survive the Insured. The unpaid share will be divided equally unless you direct otherwise. If no Beneficiary survives the Insured, the Death Benefit Proceeds will be paid to you, if living, or to your estate.

You may change the Beneficiary while the Insured is living. The written consent of all Assignees and Irrevocable Beneficiaries must be obtained before such a change. To make a change, you must provide us with a Written Request satisfactory to us. The request will not be effective until we record it. After the request is recorded, it will take effect as of the date you signed the request. We will not be responsible for any payment or other action taken before the request is recorded. We may require the Policy be returned for endorsement of the Beneficiary change.

RIGHT TO CONVERT

You may convert this Policy to a fixed policy during the first 24 months after the Policy Issue Date. It may be converted to a fixed policy by transferring, without charge, the value in the Subaccounts to the Fixed Account unless state law requires or allows otherwise. If you do so, future payments will be allocated to the Fixed Account, unless you specify otherwise. The conversion will become effective when we receive your Written Request.

TRANSFER OF OWNERSHIP

You may transfer ownership of the Policy. A transfer of ownership may have tax consequences. The written consent of all assignees and Irrevocable Beneficiaries must be obtained before the transfer. The request to transfer must be in writing and filed at the Home Office. The transfer will take effect as of the date the notice was signed. We may require that the Policy be sent in for endorsement to show the transfer of ownership.

We are not responsible for the validity or effect of any transfer of ownership. We will not be responsible for any payment or other action we have taken before receiving the Written Request for transfer.

ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

We reserve the right, to make additions to, deletions from, or substitutions for the shares of a Fund that are held in the Separate Account or that the Separate Account may purchase. If the shares of a Fund are no longer available for investment or if, in our judgment, further investment in any Fund should become inappropriate, we may redeem the shares, if any, of that Fund and substitute shares of another Fund. To the extent required by the 1940 Act or other applicable law, we will not substitute any shares attributable to a Policy's interest in a Subaccount without notice and prior approval of the SEC and state insurance authorities.

We also reserve the right to establish additional Subaccounts of the Separate Account, each of which would invest in shares of a new corresponding Fund having a specified investment objective. We may, in its sole discretion, establish new Subaccounts or eliminate or combine one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Owners on a basis to be determined by us. Some existing subaccounts may be closed to certain classes of Owners. Subject to obtaining any approvals or consents required by applicable law, the assets of one or more Subaccounts may be transferred to any other Subaccount if, in our sole discretion, marketing, tax, or investment conditions warrant.

In the event of any such substitution or change, we (by appropriate endorsement, if necessary) may change the Policy to reflect the substitution or change. Affected Owners will be notified of such a material substitution or change. If you object to the change, you may exchange the Policy for a fixed benefit whole life insurance policy then issued by us. The new Policy will be subject to normal underwriting rules and other conditions determined by us. No evidence of insurability will be necessary. The option to exchange must be exercised within sixty (60) days of notification to you of the investment Policy change. You may also Surrender the Policy.

If we consider it to be in the best interest of Owners, and subject to any approvals that may be required under applicable law, the Separate Account may be operated as a management investment company under the 1940 Act, it may be deregistered under the 1940 Act if registration is no longer required, it may be combined with other Company separate accounts, or its assets may be transferred to another separate account of ours. In addition, we may, when permitted by law, restrict or eliminate any voting rights of Owners or other persons who have such rights under the Policies.

VOTING RIGHTS

We will vote Fund shares held in the Separate Account at regular and special shareholder meetings of the underlying Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. We will vote shares for which it has not received timely instructions and shares attributable to Policies sold to employee benefit plans not registered pursuant to an exemption from the registration provisions of the Securities Act of 1933, in the same proportion as we vote shares for which it has received instructions. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or we otherwise determine that it is allowed to vote the shares in its own right, it may elect to do so.

You have the voting interest under a Policy. The number of votes you have a right to instruct will be calculated separately for each Subaccount. You have the right to instruct one vote for each $1 of Policy Value in the Subaccount with fractional votes allocated for amounts less than $1. The number of votes you have available will coincide with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of the Fund's shareholders. Voting instructions will be solicited by written communication before such meeting in accordance with procedures established by the Funds. Each owner having a voting interest in a Subaccount will receive proxy materials and reports relating to any meeting of shareholders of the Fund in which that Subaccount invests.

We may, when required by state insurance regulatory authorities, vote shares of a Fund without regard to voting instructions from owners, if the instructions would require that the shares be voted so as to cause a change in the sub-classification of a Fund, or investment objectives of a Fund, or to approve or disapprove an investment advisory contract for a Fund. In addition, we may, under certain circumstances, vote shares of a Fund without regard to voting instructions from owners in favor of changes initiated by owners in the investment Policy, or the investment adviser or the principal underwriter of a Fund. For example, we may vote against a change if we in good faith determine that the proposed change is contrary to state or federal law or we determine that the change would not be consistent with the investment objectives of a Fund and would result in the purchase of securities for the Separate Account which vary from the general quality and nature of investments and investment techniques used by our other Separate Accounts.

DISTRIBUTION OF POLICIES

We have entered into a distribution agreement with our affiliate, CUNA Brokerage Services, Inc. ("CUNA Brokerage"), for the distribution and sale of the Policies. CUNA Brokerage, located at 5910 Mineral Point Road, Madison, Wisconsin 53705-4456, sells the Policies through its sales representatives. CUNA Brokerage also may enter into selling agreements with other broker-dealers who in turn may sell the Policies through their sales representatives.

We pay commissions for the sale of the Policies. The maximum commissions payable for sales by CUNA Brokerage' sales representatives are: 40% of premiums up to the target premium and 2.4% of premiums above that amount paid in the first Policy Year; 2.1% of premium in Policy Years 2 through 10; and 1% of premium paid thereafter. For each premium paid following an increase in face amount, we pay a commission up to the target premium for the increase in each year; the commission is calculated using the commission rates for the corresponding Policy Year. We pay commissions for substandard risk and rider premiums based on our rules at the time of payment. We may pay additional amounts and reimburse certain expenses based on various factors. CUNA Brokerage and other selling broker-dealers share commissions and additional amounts received for sales of the Policies with their sales representatives making the sales in accordance with their rules and policies for compensating sales representatives.

Also, CUNA Brokerage receives ___% from ___ Fund, .___% from ___ Fund, and .___% from Fund in the form of Rule 12b-1 fees. These Funds have adopted distribution plans for classes of shares sold to the Separate Account to support the Policies pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 permits Funds to pay fees out of their assets to dealers that sell Fund shares.

RIDERS AND ENDORSEMENTS

A rider attached to a Policy adds additional insurance and benefits. The rider explains the coverage it offers. A rider is available only in states which have approved the rider. A rider may vary from state to state. Some riders are not available to Policies sold to employee benefit plans. The cost for riders is deducted as a part of the Monthly Deduction. Riders are subject to normal underwriting requirements. We reserve the right to stop offering the riders mentioned below and to offer additional riders.

Children's Insurance. The rider provides level term insurance to Children of the Insured up to the earlier of age 23 of the child or age 65 for the Insured. The Death Benefit will be payable to the Beneficiary stated in the rider upon the death of any Insured child. If the Insured parent dies before termination of this rider, the coverage on each child becomes paid-up term insurance to age 23. This rider may be converted to a new Policy without evidence of insurability on each Insured child's 23rd birthday or at age 65 of the person insured under the Policy to which the rider is attached, if sooner.

Guaranteed Insurability. This rider provides that additional insurance may be purchased on the life of the Insured on specific future dates at standard rates without evidence of insurability. It is issued only to standard or preferred risks. It may be issued until the Policy Anniversary following the Insured's 37th birthday.

Accidental Death Benefit. This rider provides for the payment of an additional Death Benefit on the life of the Insured should death occur due to accidental bodily injury occurring before age 70. The premium for the Accidental Death Benefit is payable to age 70.

Other Insured. This rider provides additional level term insurance. The "other Insured" could be the Insured (except in states where it is not allowed by law) or could be another person within the immediate family of the Insured. The Death Benefit expires on the "other Insured's" 95th birthday or upon termination of the Policy, whichever comes first. Evidence of insurability is required for issuance of the rider or to increase the amount of the Death Benefit.

Disability Waiver of Premium. This rider provides that, during the Insured's total disability, we will waive Monthly Deduction for administrative and life insurance costs or Basic Guarantee Premium, if greater. The rider may be issued until the Policy Anniversary following the Insured's 55th birthday. It may be renewed until the Policy Anniversary following the Insured's 65th birthday.

Executive Benefits Plan Endorsement. This endorsement is available on policies issued in conjunction with certain types of deferred compensation and/or employee benefits plans. The executive benefits plan endorsement waives the Surrender Charges on the Policy to which it is attached subject to the following conditions:

         1. The Policy is surrendered and the proceeds are used to fund a new Policy provided through CUNA Mutual Life Insurance Company or an affiliate.

         2.       The Policy is owned by a business or trust.

         3.       The new Policy is owned by the same entity.

         4. The Insured under the Policy is a selected manager or a highly compensated employee (as those terms are defined by Title 1 of the Employee Retirement Income Security Act, as amended).

         5. The Insured under the new contract is also a selected manager or highly compensated employee.

         6. We receive an application for the new contract (and have evidence of insurability satisfactory to us).

There is no charge for this benefit. However, if you exercise this benefit during the first two Policy Years, we reserve the right to charge a fee to offset expenses incurred where allowed by state law. This fee will not exceed $150. The Executive Benefits Plan Endorsement may not be available in all states.

FEDERAL INCOME TAX CONSIDERATIONS

INTRODUCTION

The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

TAX STATUS OF THE POLICY

In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a Policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements should be applied is limited. Nevertheless, we believe that Policies issued on a standard rating class basis should satisfy the applicable requirements. There is less guidance, however, with respect to Policies issued on a substandard basis, and it is not clear whether such Policies will in all cases satisfy the applicable requirements, particularly if you pay the full amount of premiums permitted under the Policy. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so.

In certain circumstances, owners of variable universal life insurance contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility of an owner to allocate premium payments and Policy Value and the narrow investment objective of certain Funds, have not been explicitly addressed in published rulings. While we believe that the Policies do not give you investment control over Separate Account assets, we reserve the right to modify the Policies as necessary to prevent you from being treated as the owner of the Separate Account assets supporting the Policy.

In addition, the Code requires that the investments of the Separate Accounts be "adequately diversified" in order for the Policies to be treated as life insurance contracts for federal income tax purposes. It is intended that the Separate Accounts, through the Funds, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

In General. We believe that the death benefit under a Policy should be excludible from the gross income of the beneficiary.

Federal, state and local transfer, estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Owner or beneficiary. A tax advisor should be consulted on these consequences.

Generally, you will not be deemed to be in constructive receipt of the Policy Value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy, the tax consequences depend on whether the Policy is classified as a "Modified Endowment Contract."

Modified Endowment Contracts. Under the Internal Revenue Code, certain life insurance contracts are classified as "Modified Endowment Contracts," with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the Policies as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a Modified Endowment Contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums paid during the first seven Policy years or seven years following a material change to the Policy. Certain changes in a Policy after it is issued could also cause it to be classified as a Modified Endowment Contract. A current or prospective Owner should consult with a competent advisor to determine whether a Policy transaction will cause the Policy to be classified as a Modified Endowment Contract.

Distributions Other Than Death Benefits from Modified Endowment Contracts. Policies classified as Modified Endowment Contracts are subject to the following tax rules:

All distributions other than death benefits from a Modified Endowment Contract, including distributions upon surrender and Partial Withdrawals, are treated first as distributions of gain taxable as ordinary income and as tax-free recovery of your investment in the Policy only after all gain has been distributed.

Loans taken from or secured by a Policy classified as a Modified Endowment Contract are treated as distributions and taxed in same manner as surrenders and Partial Withdrawals.

A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when you have Attained Age 59 1/2 or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of the your and your beneficiary or designated beneficiary.

If a Policy becomes a modified endowment contract, distributions that occur during the policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts. Distributions other than death benefits from a Policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of your investment in the Policy and only after the recovery of all investment in the Policy as taxable income. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for federal income tax purposes if Policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a Policy that is not a Modified Endowment Contract are generally not treated as distributions. However, the tax consequences associated with Policy loans after the 10th Policy Anniversary is less clear and a tax advisor should be consulted about such loans.

Finally, neither distributions from nor loans from or secured by a Policy that is not a Modified Endowment Contract are subject to the 10 percent additional income tax.

Investment in the Policy. Your investment in the Policy is generally the aggregate premium payments. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

Policy Loans. In general, interest on a Policy loan will not be deductible. Before taking out a Policy loan, you should consult a tax advisor as to the tax consequences. If a loan from a Policy is outstanding when the Policy is canceled or lapses, then the amount of the outstanding indebtedness will be added to the amount treated as a distribution from the Policy and will be taxed accordingly.

Policy Changes, Transfers and Exchanges. Changes to a Policy's death benefit option or face amount, the conversion or exchange of a policy, and transfer or assignment of ownership of a Policy may have adverse tax consequences. You should consult a tax adviser if you are considering any such transaction.

Multiple Policies. All Modified Endowment Contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in your income when a taxable distribution occurs.

Withholding. To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Accelerated Death Benefit Rider. The federal income tax consequences associated with the Accelerated Benefit Option Endorsement are uncertain. You should consult a qualified tax advisor about the consequences of requesting payment under this Endorsement. (See page 19 for more information regarding the Endorsement.)

Continuation of Policy Beyond Age 100. The tax consequences of continuing the Policy beyond the insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the Policy in force beyond the insured's 100th year.

SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS

If a Policy is purchased by a pension or profit-sharing plan, or similar deferred compensation arrangement, the federal, state and estate tax consequences could differ. A competent tax advisor should be consulted in connection with such a purchase.

The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited. The current cost of insurance for the Net Amount At Risk is treated as a "current fringe benefit" and must be included annually in the plan participant's gross income. We report this cost (generally referred to as the "P.S. 58" cost) to the participant annually. If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the Policy Value is not taxable. However, the cash value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy. Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 ("ERISA"). You should consult a qualified advisor regarding ERISA.

Department of Labor ("DOL") regulations impose requirements for participant loans under retirement plans covered by ERISA. Plan loans must also satisfy tax requirements to be treated as nontaxable. Plan loan requirements and provisions may differ from Policy loan provisions. Failure of plan loans to comply with the requirements and provisions of the DOL regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA. Plan fiduciaries and participants should consult a qualified advisor before requesting a loan under a Policy held in connection with a retirement plan.

BUSINESS USES OF THE POLICY

Businesses can use the Policy in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax advisor. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses, and the IRS has issued guidance relating to split dollar insurance plans. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax advisor.

ALTERNATIVE MINIMUM TAX

There may also be an indirect tax upon the income in the policy or the proceeds of a policy under the Federal corporate alternative minimum tax.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax advisor with respect to legislative developments and their effect on the Policy.

THE COMPANY'S TAXES

Under current federal income tax law, we are not taxed on the Separate Account's operations. Thus, currently we do not deduct charges from the Separate Account for its federal income taxes. We reserve the right to charge the Separate Account for any future federal income taxes that it may incur.

Under current laws in several states, we may incur state and local taxes (in addition to Premium Expense Charges). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account are contained in the Statement of Additional Information ("SAI"). Our financial statements should be distinguished from the Separate Account's financial statements and you should consider our financial statements only as bearing upon our ability to meet our obligations under the Policies. For a free copy of these financial statements and/or the SAI, please contact us at our Home Office.

GLOSSARY

ACCUMULATION UNIT
A unit of measurement used to calculate Subaccount Value.

ATTAINED AGE
The Insured's age on the most recent Policy Anniversary.

BASIC GUARANTEE
Our guarantee that the Policy will not Lapse prior to the later of (1) the tenth Policy Anniversary, or (2) the Insured's Attained Age 65.

BASIC GUARANTEE PREMIUM
The amount of premium each Policy Year necessary to keep the Basic Guarantee in effect.

BENEFICIARY
The person(s) you select to receive the Death Benefit Proceeds under this Policy. You may designate primary, contingent and irrevocable Beneficiaries.

CASH VALUE
The Policy Value minus any applicable surrender charge.

COMPANY (WE, US, OUR)
CUNA Mutual Life Insurance Company.

CONTINGENT BENEFICIARY
The person(s) you select to receive the Death Benefit Proceeds upon the death of the Insured if the primary Beneficiary is not living.

DEATH BENEFIT
The amount we pay to the Beneficiary under a Death Benefit Option before adjustments if the Insured dies while the Policy is In Force before the Maturity Date.

DEATH BENEFIT OPTION
One of two options that you may select for computation of the Death Benefit.

DEATH BENEFIT PROCEEDS
The amount we pay to the Beneficiary when we receive proof of the Insured's death. It equals the Death Benefit on the date of the Insured's death less the following adjustments: (1) any premium received after the date of death, (2) the amount of any Partial Withdrawals made after the date of death, (3) unpaid Monthly Deduction if death occurred during the Grace Period, and (4) any Loan Amount.

EXTENDED GUARANTEE
Our guarantee that the Policy will not Lapse prior to the Insured's Attained Age 95.

EXTENDED GUARANTEE PREMIUM
The amount of premium each Policy Year necessary to keep the Extended Guarantee in effect.

FIXED ACCOUNT
Part of the Company's General Account to which Net Premium may be allocated or Policy Value transferred.

FIXED ACCOUNT VALUE
Policy Value in the Fixed Account.

FUND
Each investment portfolio of Ultra Series Fund or any other open-end management investment company or unit investment trust in which a Subaccount invests.

GENERAL ACCOUNT
The assets of the Company other than those allocated to the Separate Account or another separate account of the Company.

GRACE PERIOD
The 61-day period during which you may pay Premiums to cover overdue (and other specified) Monthly Deductions and thereby prevent the Policy from Lapsing.

HOME OFFICE
The Company's office at 2000 Heritage Way, Waverly, Iowa 50677-9202.

IN FORCE
Status of the Policy after the Policy Issue Date and prior to its termination by Lapse, Surrender or Maturity.

INITIAL REQUIRED PREMIUM
The amount required on or prior to the policy issue date. The initial required premium is shown on the data page of your policy.

INSURED
The person whose life is insured by this Policy.

IRREVOCABLE BENEFICIARY
A Beneficiary who has certain rights that you can change only with his or her consent.

LAPSE
Termination of the Policy at the expiration of the Grace Period while the Insured is still living before the Maturity Date.

LOAN ACCOUNT
A portion of the Company's General Account to which Variable Account Value or Fixed Account Value is transferred to provide collateral for any loan taken under the Policy.

LOAN ACCOUNT VALUE
Policy Value in the Loan Account.

LOAN AMOUNT
At any time other than a Policy Anniversary, the Loan Account Value plus any interest charges accrued on the Loan Account Value up to that time. On a Policy Anniversary, the Loan Amount equals the Loan Account.

MATURITY DATE
The Policy Anniversary when the Insured reaches Attained Age 95 (unless extended). This Policy terminates and life insurance coverage ends on the Maturity Date.

MONTHLY DEDUCTION
The amount we deduct from the Policy Value each month. It includes the cost of insurance charge, the monthly administration charge, the monthly policy fee, and the cost of any riders.

MONTHLY PROCESSING DAY
The day each month as of which we determine the Monthly Deduction and deduct it from Policy Value. It is the same date each month as the Policy Issue Date. If the Monthly Processing Day is not a Valuation Day, then it is the next Valuation Day.

NET AMOUNT AT RISK
As of any Monthly Processing Day, the Death Benefit (discounted for the upcoming month) less the Policy Value (after deduction of the Monthly Deduction).

NET PREMIUM
Any Premium less the premium expense charge.

OWNER (YOU, YOUR)
The person entitled to exercise all rights as Owner of the Policy.

PLANNED PREMIUM
The Premium payment selected by the Owner as a level amount that he or she plans to pay on a monthly, quarterly, semi-annual or annual basis over the life of the Policy.

POLICY ANNIVERSARY
The same date in each Policy Year as the Policy Issue Date.

POLICY ISSUE DATE
The date as of which the Policy is issued and coverage takes effect. We measure Policy months, Policy Years, and Policy anniversaries from the Policy Issue Date.

POLICY VALUE
The sum of the Variable Account Value, the Fixed Account Value and the Loan Account Value.

POLICY YEAR
A twelve month period beginning on the Policy Issue Date or on a Policy Anniversary.

PREMIUM
Any payment you make under the Policy other than a loan repayment.

RIGHT -TO -EXAMINE PERIOD
The period when you may return the Policy and receive a refund. The length of the period varies by state. Your Policy's cover page shows the Right -to -Examine Period.

SEPARATE ACCOUNT
CUNA Mutual Life Variable Account. It is a separate investment account that is divided into Subaccounts, each of which invests in a corresponding portfolio of a designated mutual fund.

SPECIFIED AMOUNT
The dollar amount selected by the Owner and shown on the Policy data page that is used to determine the Death Benefit.

SUBACCOUNT
A subdivision of the Separate Account, the assets of which are invested in a corresponding Fund.

SUBACCOUNT VALUE
The Policy Value in a Subaccount.

SURRENDER VALUE
The Cash Value less any Loan Amount.

VALUATION DAY
For each Subaccount, each day that the New York Stock Exchange is open for business except for days that the Subaccount's corresponding Fund does not value its shares.

VALUATION PERIOD
The period beginning at the close of regular trading on the New York Stock Exchange on any Valuation Day and ending at the close of regular trading on the next succeeding Valuation Day.

VARIABLE ACCOUNT VALUE
The sum of all Subaccount Values.

WRITTEN REQUEST
A written notice or request in a form satisfactory to the Company and received at the Home Office and bearing the manually executed signature of the Owner. A written request includes a telephone or fax request made pursuant to the terms of a manually executed telephone or fax authorization on file at the Home Office.

YOU (YOUR)
The Owner.

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

Policy Information
    The Policy
    Our Right to Contest the Policy
    Misstatement of Age or Sex
    Suicide Exclusion
    Collateral Assignments
    Changing Death Benefit Options
    Dividends
    Additional Information on Underwriting and Charges
    Suspension of Payments
    Additional Information on Benefits and Settlement Options
Illustrations
    Independent Accountants
    Registration Statement
    Actuarial Matters
    Distribution of the Policies
    Records
    Legal Matters
    State Regulation
    Experts
    Information about the Company
    The Fixed Account
    Additional Information about the Separate Account and the Funds Financial Statements
Appendix A - First Year Surrender Charges per 1,000 of Specified Amount Appendix B - Death Benefit Percentage Factor

[OUTSIDE BACK COVER PAGE]

To learn more about the Policy, you should read the Statement of Additional Information ("SAI") dated the same date as this prospectus. The Table of Contents for the SAI appears on the last page of this prospectus. The SAI includes additional information about the Separate Account. For a free copy of the SAI, personalized illustrations of Death Benefits, net cash surrender values, and Policy Values, and to request other information about the Policy please call toll-free at (800) 798-5500 or write to us at our Home Office, 2000 Heritage Way, Waverly, Iowa 50677-9202.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the Policy. Information about us and the Policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at
(202) 942-8090.

                        CUNA MUTUAL LIFE SEPARATE ACCOUNT
                                  (REGISTRANT)

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                                   (DEPOSITOR)

                                2000 HERITAGE WAY
                            WAVERLY, IOWA 50677-9202
                                 (800) 798-5500

                       STATEMENT OF ADDITIONAL INFORMATION
                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

This Statement of Additional Information ("SAI") contains additional information regarding the MEMBERS Variable Universal Life II flexible premium variable life insurance policy (the "Policy") issued by CUNA Mutual Life Insurance Company through CUNA Mutual Life Separate Account (the "Separate Account"). This SAI is not a prospectus, and should be read together with the prospectus for the Policy dated May 1, 2003 and the prospectuses for the Ultra Series Fund, the T. Rowe Price International Series, Inc., MFS(R) Variable Insurance Trust(SM), Oppenheimer Separate Account Funds and Franklin Templeton Variable Insurance Products Trust. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above. Capitalized terms in this SAI have the same meanings as in the prospectus for the Policy.

The date of this Statement of Additional Information is May 1, 2003.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

Policy Information..........................................................................   1
   The Policy...............................................................................   1
   Our Right to Contest the Policy..........................................................   1
   Misstatement of Age or Sex...............................................................   1
   Suicide Exclusion........................................................................   2
   Collateral Assignments...................................................................   2
   Changing Death Benefit Options...........................................................   2
   Dividends................................................................................   3
   Additional Information on Underwriting and Charges.......................................   3
   Suspension of Payments...................................................................   3
   Additional Information on Benefits and Settlement Options................................   4
Illustrations...............................................................................   5
   Independent Accountants..................................................................   5
   Registration Statement...................................................................   5
   Actuarial Matters........................................................................   5
   Distribution of the Policies.............................................................   5
   Records..................................................................................   7
   Legal Matters............................................................................   7
   State Regulation.........................................................................   7
   Experts..................................................................................   7
   Information about the Company............................................................   7
   The Fixed Account........................................................................   8
   Additional Information about the Separate Account and the Funds..........................   8
Financial Statements........................................................................   9
Appendix A - First Year Surrender Charges per 1,000 of Specified Amount.....................  11
Appendix B - Death Benefit Percentage Factor................................................  13

POLICY INFORMATION

THE POLICY

The Policy, application(s), policy schedule pages, and any riders are the entire contract. Only statements made in the applications can be used to void the Policy or to deny a claim. We assume that all statements in an application are made to the best of the knowledge and belief of the person(s) who made them, and, in the absence of fraud, those statements are considered representations and not warranties. We rely on those statements when we issue or change a Policy. As a result of differences in applicable state laws, certain provisions of the Policy may vary from state to state.

OUR RIGHT TO CONTEST THE POLICY

We have the right to contest the validity of the Policy or to resist a claim under it on the basis of any material misrepresentation of a fact stated in the application or any supplemental application. We also have the right to contest the validity of any increase of Specified Amount or other change to the Policy on the basis of any material misrepresentation of a fact stated in the application (or supplemental application) for such increase in coverage or change. In issuing this Policy, we rely on all statements made by or for the Insured in the application or in a supplemental application. In the absence of fraud, we consider statements made in the application(s) to be representations and not warranties.

In the absence of fraud, we cannot bring any legal action to contest the validity of the Policy after it has been In Force during the lifetime of the Insured for two years from the Policy Issue Date, or if reinstated, for two years from the date of reinstatement. Likewise, we cannot contest any increase in coverage effective after the Policy Issue Date, or any reinstatement thereof, after such increase or reinstatement has been In Force for two years from its effective date.

MISSTATEMENT OF AGE OR SEX

For a Policy based on male or female cost of insurance rates (see data page for basis), if the Insured's age or gender has been misstated, an adjustment will be made to reflect the correct age and gender as follows (unless a different result is required by state law):

         a) If the misstatement is discovered at death, the Death Benefit amount will be adjusted based on what the cost of insurance rate as of the most recent Monthly Processing Day would have been at the Insured's correct age and gender.

         b) If the misstatement is discovered prior to death, the cost of insurance rate will be adjusted based on the Insured's correct age and gender beginning on the next Monthly Processing Day.

For a Policy based on blended cost of insurance rates (see data page for basis), a misstatement of gender will not result in an adjustment. However, if the Insured's age has been misstated, an adjustment will be made to reflect the correct age as follows (unless a different result is required by state law):

         a) If the misstatement is discovered at death, the Death Benefit amount will be adjusted based on what the cost of insurance rate as of the most recent Monthly Processing Day would have been at the Insured's correct age.

         b) If the misstatement is discovered prior to death, the cost of insurance rate will be adjusted based on the Insured's correct age beginning on the next Monthly Processing Day.

SUICIDE EXCLUSION

If the Insured commits suicide, while sane or insane, within two years of the Policy Issue Date, our liability is limited to an amount equal to the Policy Value less any Loan Amount. We will pay this amount to the Beneficiary in one sum.

If the Insured commits suicide, while sane or insane, within two years from the effective date of any increase in Specified Amount, our liability with respect to that increase is limited to an amount equal to the cost of insurance attributable to the increase from the effective date of the increase to the date of death.

COLLATERAL ASSIGNMENTS

You may assign the Policy as collateral security. The written consent of all Irrevocable Beneficiaries must be obtained before an assignment. The assignment must be in writing and filed at the Home Office. The assignment will then take effect as of the date the Written Request was signed.

We are not responsible for the validity or effect of any collateral assignment. We will not be responsible for any payment or other action we have taken before receiving the written collateral assignment.

A collateral assignment takes precedence over the interest of a Beneficiary. Any Policy proceeds payable to an assignee will be paid in one sum. Any remaining proceeds will be paid to the designated Beneficiary or Beneficiaries.

A collateral assignee is not an Owner. A collateral assignee is a person or entity to whom you give some, but not all ownership rights under the Policy. A collateral assignment is not a transfer of ownership. A collateral assignment may have tax consequences.

CHANGING DEATH BENEFIT OPTIONS

You may change the Death Benefit option. Changing the Death Benefit option may have tax consequences. The change will become effective as of the first Monthly Processing Day after a Written Request. We reserve the right to require evidence of insurability.

         [ ] If option 1 is changed to option 2, the Specified Amount is reduced by the amount of the Policy Value on the effective date of the change. This change does not alter the amount of the Policy's Death Benefit at the time of the change, but does affect how the Death Benefit is determined from that point on. The Death Benefit will vary with Policy Value from that point on, unless the Death Benefit derived from application of the Death Benefit Percentage Factor applies.

No change from Death Benefit option 1 to Death Benefit option 2 is allowed if the resulting Specified Amount would be less than $40,000 ($20,000 if Issue Age is 65 and over).

         [ ] If option 2 is changed to option 1, the Specified Amount is increased by the amount of the Policy Value on the effective date of the change. This change does not alter the amount of the Policy's Death Benefit at the time of the change, but does affect the determination of the Death Benefit from that point on. The Death Benefit as of the date of the change becomes the new Specified Amount and will remain at that level, unless the Death Benefit derived from application of the Death Benefit Percentage Factor applies.

Your insurance goals should determine the appropriate Death Benefit option. If you prefer to have favorable investment results and additional premiums reflected in the form of an increased Death Benefit, you should choose Death Benefit option 2. If you are satisfied with the amount of insurance coverage and wish to have favorable investment results and additional premiums reflected to the maximum extent in increasing Cash Values, you should choose Death Benefit option 1.

A change of Death Benefit option will also change the Cost of Insurance for the duration of the Policy. The Cost of Insurance on any Monthly Processing Day is equal to the Net Amount At Risk, multiplied by the Cost of Insurance rate. The Cost of Insurance rate is the same under both options, but the difference between Death Benefit and Policy Value varies inversely with Policy Value under option 1, but is constant under option 2, unless the Death Benefit derived from application of the Death Benefit Percentage Factor applies.

DIVIDENDS

While the Policy is In Force, it will share in our divisible surplus. We determine the Policy's share annually. It is payable annually on the Policy Anniversary. You may select to have dividends:

         a)       Paid into the Subaccounts and the Fixed Account as Net
                  Premiums;

                           or

         b)       Paid to you in cash.

If no option is selected, the dividends will be paid into Subaccounts and/or Fixed Account as Net Premiums. We currently do not expect to pay dividends during the first 10 Policy Years. For each of Policy years 11-20, we project annual dividends equal to 0.70% of the Policy Value at the end of the Policy year. For each Policy year 21 and after we project annual dividends equal to 1.10% of the Policy Value at the end of the Policy Year. These dividends are not guaranteed.

ADDITIONAL INFORMATION ON UNDERWRITING AND CHARGES

We currently place each Insured into one of three standard rating classes - preferred, non-tobacco, and tobacco or into a rating class with sub-standard and flat extra charges. In an otherwise identical Policy, an Insured in the standard class will have a lower cost of insurance rate than an Insured in a class with sub-standard and flat extra charges.

         [ ] The preferred rating class is only available if the Specified Amount equals or exceeds $100,000.

         [ ] Non-tobacco Insureds will generally incur lower cost of insurance rates than Insureds who are classified as tobacco in the same rating class. The non-tobacco designation is not available for Insureds under attained age 21, but shortly before an Insured attains age 21, we may notify the Insured about possible classification as non-tobacco. If the Insured does not qualify as non-tobacco or does not respond to the notification, cost of insurance rates will remain as shown in the Policy. However, if the Insured does respond to the notification, and qualifies as non-tobacco, the cost of insurance rates will be changed to reflect the non-tobacco classification.

         - Preferred Insureds will generally incur lower cost of insurance rates than Insureds who are classified as non-tobacco.

         - Premium classes with sub-standard and flat extra charges may be available for those Insured's who we find uninsurable under our preferred or standard underwriting guidelines. These charges may be related to health or to participate in certain hazardous sports, aviation activities, or other avocations. Generally the company will not issue contracts with more than 400% extra substandard cost of insurance charges or $15 per $1000 in flat extra charges

SUSPENSION OF PAYMENTS

For amounts allocated to the Separate Account, we may suspend or postpone the right to transfer among Subaccounts, make a surrender or Partial Withdrawal, or take a Policy loan when:

         1. The New York Stock Exchange is closed other than for customary weekend and holiday closings.

         2. During periods when trading on the Exchange is restricted as determined by the SEC.

         3. During any emergency as determined by the SEC which makes it impractical for the Separate Account to dispose of its securities or value its assets.

         4. During any other period permitted or required by order of the SEC for the protection of investors.

To the extent values are allocated to the Fixed Account, the payment of full or Partial Withdrawal proceeds or loan proceeds may be deferred for up to six (6) months from the date of the surrender or loan request, unless state law requires exception to the period of deferment. Death Benefit Proceeds may be deferred for up to 60 days from the date we receive proof of death. If payment is postponed for more than 29 days, we will pay interest at an effective annual rate of 4.00% for the period of postponement.

ADDITIONAL INFORMATION ON BENEFITS AND SETTLEMENT OPTIONS

Settlement options other than lump sum payments are, in our discretion, available for Death Benefit Proceeds, surrender proceeds, and maturity proceeds, payable to natural persons, subject to certain restrictions on Death Benefit Proceeds. Proceeds payable to a non-natural person are available only under settlement options we agree to. The four available settlement options are as follows:

         1) Interest Option. The proceeds may be left with us to collect interest during the lifetime of the payee. We determine the interest rate each year. It is guaranteed to be not less than the settlement option rate of interest shown on the data page of the Policy. The payee may choose to receive interest payments either once a year or once a month (may not be available in all states) unless the amount of interest to be paid monthly is less than $25 per month, or the total amount deposited is less than $2,500, then interest will be paid annually. The payee may withdraw any remaining proceeds, if this right was given at the time the option was selected.

         2) Installment Option. The proceeds may be left with us to provide equal monthly installments for a specified period not less than 5 or more than 30 years. If the original payee dies before payments have been made for the chosen number of years; a.) payments will be continued for the remainder of the period to the successor payee; or b.) the present value of the remaining payments, computed at the interest rate used to create the Option 2 rates, will be paid to the successor payee or to the last surviving payee's estate, if there is no successor payee. The interest we guarantee to pay is set forth in the Policy. Additional interest, if any, will be payable as determined by us. (This option may not be available in all states.)

         3) Life Income - Guaranteed Period Certain. The proceeds may be left with us to provide monthly installments for as long as the original payee lives. A guaranteed period of 10 or 20 years may be selected. Payments will cease when the original payee dies or at the end of the guaranteed period, whichever is later. If the original payee dies during the guaranteed period, the remaining guaranteed payments will be paid to the successor payee or the successor payee may receive the present value of the remaining payments computed at the interest rate for this option.

         4) Joint and Survivor Life. The proceeds may be left with us to provide monthly installments for two payees for a guaranteed period of 10 years. After the 10-year period is over, payments will continue as long as either of the original payees is living.

Not all Settlement Options are available. See your Policy for details on which options are available to you.

The minimum amount that can be applied under settlement options 2, 3 and 4 is $2,500 or that amount which will provide an initial monthly installment of at least $25.

We may, at our option, provide for additional settlement options or cease offering any of the settlement options above.

ILLUSTRATIONS

We may provide illustrations for Death Benefit, Policy Value, and Surrender Value based on hypothetical rates of return that are not guaranteed. The illustrations also assume costs of insurance for a hypothetical person. These illustrations are illustrative only and should not be considered a representation of past or future performance. Your rates of return and insurance charges may be higher or lower than these illustrations. The actual return on your Policy Value will depend on factors such as the amounts you allocate to particular Funds, the amounts deducted for the Policy's monthly charges, the Funds' expense ratios, and your policy loan and partial withdrawal history.

Before you purchase the Policy and upon request thereafter, we will provide illustrations of future benefits under the Policy based upon the proposed Insured's issue age and premium class, the Death Benefit option, Specified Amount, Planned Premiums, and riders requested. We reserve the right to charge a reasonable fee for this service to persons who request more than one policy illustration during a Policy Year.

INDEPENDENT ACCOUNTANTS

The financial statements for 2002 and 2001 included herein and elsewhere in the Registration Statement have been included in reliance upon the reports of PricewaterhouseCoopers LLP, Milwaukee, Wisconsin, independent accountants, and upon the authority of said firm as experts in accounting and auditing.

REGISTRATION STATEMENT

A Registration Statement under the Securities Act of 1933 relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted from this prospectus pursuant to the rules and regulations of the Securities and Exchange Commission. Statements contained in this prospectus concerning the Policy and other legal documents are summaries. The complete documents and omitted information may be obtained from the SEC's principal office in Washington, D.C.

ACTUARIAL MATTERS

Actuarial matters included in this prospectus have been examined by Scott Allen, FSA, MAAA Product Manager Variable Products, CUNA Mutual Life Insurance Company, Waverly, Iowa.

DISTRIBUTION OF THE POLICIES

INFORMATION ABOUT THE DISTRIBUTOR. CUNA Brokerage Services, Inc. ("CUNA Brokerage") is responsible for distributing the Policies pursuant to a distribution agreement with us. CUNA Brokerage serves as principal underwriter for the Policies. CUNA Brokerage, a Wisconsin corporation organized in 1983 and an indirect, wholly owned subsidiary of CUNA Mutual Investment Corporation which in turn is wholly owned by CUNA Mutual, is located at 5910 Mineral Point Road, Madison, Wisconsin, 53705-4456. CUNA Brokerage is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the "1934 Act"), as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

CONTINUOUS OFFERING. We offer the Policies to the public on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy. Commissions paid on the Policy, including other incentives or payments, are not charged directly to the policy owners or the Separate Account.

DESCRIPTION OF SELLING NETWORK. CUNA Brokerage offers the Policies through its sales representatives. CUNA Brokerage also may enter into selling agreements with other broker-dealers and compensate these broker-dealers for their services up to the amounts disclosed in the prospectus. [CUNA Brokerage may pay additional compensation from its own resources to broker-dealers based on the level of Policy sales or premium payments.] All sales representatives who sell the Policy are licensed as insurance agents and appointed by CUNA.

COMPENSATION RECEIVED. CUNA Brokerage received sales compensation with respect to the Policies in the following amounts during the periods indicated:

---------------------------------------------------------------------------------------------------------------------
                                                              Aggregate Amount of Commissions Retained by CUNA
                  Aggregate Amount of Commissions Paid to     Brokerage After Payments to its Registered Persons and
Fiscal year       CUNA Brokerage*                             Other Broker-Dealers
---------------------------------------------------------------------------------------------------------------------
2000                                 $                                                  $
---------------------------------------------------------------------------------------------------------------------
2001                                 $                                                  $
---------------------------------------------------------------------------------------------------------------------

* Includes sales compensation paid to registered persons of CUNA Brokerage.

CUNA Brokerage passes through commissions it receives and does not retain any override as distributor for the Policies. However, under the distribution agreement with CUNA Brokerage, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Policies. We also pay for CUNA Brokerage' operating and other expenses.

COMPENSATION ARRANGEMENTS FOR CUNA BROKERAGE SALES PERSONNEL. Because sales representatives of the Company Brokerage are also insurance agents of the Company, they are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that the Company offers. These programs include conferences, seminars, meals, sporting events, theater performances, payment for travel, lodging and entertainment, prizes, and awards, subject to applicable regulatory requirements. Sales of the Policies may help sales representatives qualify for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Policies, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, CUNA Brokerage sales representatives who meet certain our productivity, persistency and length of service standards may be eligible for additional compensation.

ADDITIONAL COMPENSATION PAYABLE TO SELLING BROKER-DEALERS. We may pay certain broker-dealers an additional bonus after the first Policy year for sales by their sales representatives, which may be up to the amount of the basic commission for the particular Policy year. These broker-dealers may share the bonus or other additional compensation with their sales representatives. In addition, we may reimburse these broker-dealers for portions of their Policy sales expenses.

DISTRIBUTOR'S RECEIPT OF 12b-1 FEES. The Franklin Templeton Templeton Developing Markets Securities Fund - Class 2 Shares Fund has adopted a distribution plan in connection with its class of shares sold to the Separate Account to support its Policies and pays CUNA Brokerage for its costs in distributing these shares, all or some of which may be passed on to a selling broker-dealer that has entered into a selling agreement with CUNA Brokerage. These distribution plans have been adopted pursuant to Rule 12b-1 under the 1940 Act, that permits Funds to pay fees out of their assets to broker-dealers that sell Fund shares. The distribution plan's fees are in consideration of distribution services and expenses incurred in the performance of CUNA Brokerage' obligations under an agreement with the distributor of the Franklin Templeton Templeton Developing Markets Securities Fund - Class 2 Shares Fund. Under the distribution plan, 0.25% is paid to CUNA Brokerage for its distribution-related services and expenses under this agreement. The Adviser for the Franklin Templeton Templeton Developing Markets Securities Fund - Class 2 Shares Fund may, from time to time use its own resources as may be permitted by regulatory rules, to make payments for distribution services to CUNA Brokerage, which may in turn pay part or all of such compensation to a broker-dealer of record with whom it has entered into a selling agreement.

SOURCE OF REVENUE FOR SALES COMPENSATION. Sales charges deducted from premium payments, as well as proceeds from the contingent deferred sales charge on the Policies are retained by us and used to defray the expenses we incur in paying for distribution-related services under the distribution agreement, such as the payment of commissions.

For payments made under an arrangement or policy applicable to dealers generally. During the last fiscal year, in addition to paying the regular sales commissions, the maximum amount of which is described in the Prospectus, to all broker-dealers of record on the sale of the Policies, CUNA Brokerage paid ______, a broker dealer located at 2000 Heritage Way, Waverly, Iowa 50677, $ __ with respect Policy sales.

RECORDS

We will maintain all records relating to the Separate Account and the Fixed Account at our Home Office.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters relating to the Policy under the federal securities laws. Margaret Gallardo-Cortez, has provided advice on certain matters relating to the laws of Wisconsin regarding the Policies and our issuance of the Policies.

STATE REGULATION

We are subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine our liabilities and reserves so that the Insurance Department may certify the items are correct. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.

EXPERTS

The Financial Statements listed on page F-1 have been included in this SAI, which is a part of the registration statement, in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing.

Actuarial matters included in the prospectus and/or SAI have been examined by Scott Allen, FSA, MAAA, AVP Member Services, CUNA Mutual Life Insurance Company, Waverly, Iowa.

INFORMATION ABOUT THE COMPANY

The Company, organized as a fraternal benefit society with the name "Mutual Aid Society of the Evangelical Lutheran Synod of Iowa and Other States," changed its name to "Lutheran Mutual Aid Society" in 1911, and reorganized as a mutual life insurance company called "Lutheran Mutual Life Insurance Company" on January 1, 1938. On December 28, 1984, we changed our name to "Century Life of America." On January 1, 1997, we changed our name to "CUNA Mutual Life Insurance Company."

The terms of an Agreement of Permanent Affiliation provide for extensive financial sharing between the Company and CUNA Mutual of individual life insurance business through reinsurance arrangements, the joint development of business plans and distribution systems for individual insurance and other financial service products within the credit union movement, and the sharing of certain resources and facilities. At the current time, all of our directors are also directors of CUNA Mutual and many of our senior executive officers hold similar positions with CUNA Mutual. The affiliation, however, is not a merger or consolidation. Both companies remain separate corporate entities and their respective owners retain their voting rights.

CUNA Mutual owns CUNA Mutual Investment Corporation. CUNA Mutual Investment Corporation also owns CUNA Brokerage Services, Inc. The Company and CUNA Mutual Investment Corporation each own a one-half interest in MEMBERS Capital Advisors, Inc. (the investment adviser to the Ultra Series Fund).

Periodically, rating agencies, review our ratings for financial stability and operating performance. To obtain our current ratings, contact us at the address and telephone number shown on the first page of this Prospectus.

THE FIXED ACCOUNT

The Fixed Account is not registered with the Securities and Exchange Commission and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Fixed Account.

ADDITIONAL INFORMATION ABOUT THE SEPARATE ACCOUNT AND THE FUNDS

The Separate Account purchases shares of the Funds in accordance with separate participation agreements. The agreements contain varying termination provisions. If a participation agreement terminates, the Separate Account may not be able to purchase additional shares of the Fund(s) covered by that agreement. Likewise, in certain circumstances, it is possible that shares of a Fund may not be available to the Separate Account even if the participation agreement relating to that Fund has not been terminated. In either event, owners will no longer be able to allocate purchase payments or transfer Policy Value to the Subaccount investing in that Fund.

Shares of the Funds, other than Ultra Series Fund, may be sold to separate accounts of insurance companies that are not affiliated with the Company or each other, a practice known as "shared funding." They are also sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interests of Owners, whose Contract Values are allocated to the Separate Account, and of owners of other contracts whose contract values are allocated to one or more other separate accounts investing in any one of the Funds. Shares of some of the Funds may also be sold directly to certain qualified pension and retirement plans qualifying under Section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, the Company will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding and with sale of shares to qualified pension and retirement plans, as disclosed in the Fund's prospectus and Statement of Additional Information.

Currently, Ultra Series Fund sells shares in "mixed funding" arrangements and directly to qualified pension and retirement plans sponsored by CUNA Mutual Group.

FINANCIAL STATEMENTS

                          [INSERT FINANCIAL STATEMENTS]

APPENDIX A - FIRST YEAR SURRENDER CHARGES PER 1,000 OF SPECIFIED AMOUNT

-----------------------------------------------------------------------------------------
ISSUE AGE                     MALE COMPOSITE                             FEMALE COMPOSITE
-----------------------------------------------------------------------------------------
    0                              0.95                                        0.87
-----------------------------------------------------------------------------------------
    1                              1.07                                        0.99
-----------------------------------------------------------------------------------------
    2                              1.19                                        1.11
-----------------------------------------------------------------------------------------
    3                              1.30                                        1.22
-----------------------------------------------------------------------------------------
    4                              1.42                                        1.34
-----------------------------------------------------------------------------------------
    5                              1.54                                        1.46
-----------------------------------------------------------------------------------------
    6                              1.70                                        1.59
-----------------------------------------------------------------------------------------
    7                              1.88                                        1.72
-----------------------------------------------------------------------------------------
    8                              2.06                                        1.85
-----------------------------------------------------------------------------------------
    9                              2.24                                        1.98
-----------------------------------------------------------------------------------------
    10                             2.39                                        2.11
-----------------------------------------------------------------------------------------
    11                             2.51                                        2.23
-----------------------------------------------------------------------------------------
    12                             2.62                                        2.35
-----------------------------------------------------------------------------------------
    13                             2.71                                        2.46
-----------------------------------------------------------------------------------------
    14                             2.80                                        2.57
-----------------------------------------------------------------------------------------
    15                             2.88                                        2.67
-----------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                    MALE                                       FEMALE
------------------------------------------------------------------------------------------------
ISSUE AGE            NON TOBACCO             TOBACCO             NON TOBACCO             TOBACCO
------------------------------------------------------------------------------------------------
    16                   2.94                  2.94                  2.74                  2.74
------------------------------------------------------------------------------------------------
    17                   2.99                  2.99                  2.80                  2.80
------------------------------------------------------------------------------------------------
    18                   3.03                  3.03                  2.85                  2.85
------------------------------------------------------------------------------------------------
    19                   3.10                  3.10                  2.92                  2.92
------------------------------------------------------------------------------------------------
    20                   3.21                  3.24                  3.03                  3.05
------------------------------------------------------------------------------------------------
    21                   3.37                  3.49                  3.18                  3.28
------------------------------------------------------------------------------------------------
    22                   3.56                  3.74                  3.37                  3.51
------------------------------------------------------------------------------------------------
    23                   3.78                  4.00                  3.57                  3.75
------------------------------------------------------------------------------------------------
    24                   4.03                  4.25                  3.79                  3.98
------------------------------------------------------------------------------------------------
    25                   4.29                  4.50                  4.02                  4.21
------------------------------------------------------------------------------------------------
    26                   4.57                  4.79                  4.26                  4.51
------------------------------------------------------------------------------------------------
    27                   4.88                  5.11                  4.51                  4.85
------------------------------------------------------------------------------------------------
    28                   5.21                  5.45                  4.77                  5.22
------------------------------------------------------------------------------------------------
    29                   5.55                  5.82                  5.05                  5.59
------------------------------------------------------------------------------------------------
    30                   5.89                  6.18                  5.33                  5.95
------------------------------------------------------------------------------------------------
    31                   6.23                  6.54                  5.63                  6.31
------------------------------------------------------------------------------------------------
    32                   6.59                  6.91                  5.93                  6.68
------------------------------------------------------------------------------------------------
    33                   6.95                  7.30                  6.25                  7.04
------------------------------------------------------------------------------------------------
    34                   7.32                  7.70                  6.57                  7.42
------------------------------------------------------------------------------------------------
    35                   7.71                  8.13                  6.90                  7.79
------------------------------------------------------------------------------------------------

         Note: Preferred and Standard Policies use the same Surrender Charge.

------------------------------------------------------------------------------------------------
                                    MALE                                       FEMALE
------------------------------------------------------------------------------------------------
ISSUE AGE            NON TOBACCO             TOBACCO             NON TOBACCO             TOBACCO
------------------------------------------------------------------------------------------------
    36                   8.11                  8.58                  7.22                  8.17
------------------------------------------------------------------------------------------------
    37                   8.53                  9.05                  7.55                  8.55
------------------------------------------------------------------------------------------------
    38                   8.95                  9.54                  7.88                  8.94
------------------------------------------------------------------------------------------------
    39                   9.40                 10.07                  8.22                  9.32
------------------------------------------------------------------------------------------------
    40                   9.87                 10.62                  8.58                  9.70
------------------------------------------------------------------------------------------------
    41                  10.36                 11.21                  8.96                 10.06
------------------------------------------------------------------------------------------------
    42                  10.86                 11.82                  9.35                 10.41
------------------------------------------------------------------------------------------------
    43                  11.39                 12.46                  9.76                 10.76
------------------------------------------------------------------------------------------------
    44                  11.94                 13.14                 10.18                 11.12
------------------------------------------------------------------------------------------------
    45                  12.53                 13.86                 10.64                 11.52
------------------------------------------------------------------------------------------------
    46                  13.14                 14.61                 11.10                 11.92
------------------------------------------------------------------------------------------------
    47                  13.76                 15.39                 11.56                 12.30
------------------------------------------------------------------------------------------------
    48                  14.41                 16.21                 12.06                 12.73
------------------------------------------------------------------------------------------------
    49                  15.12                 17.08                 12.62                 13.25
------------------------------------------------------------------------------------------------
    50                  15.91                 18.00                 13.28                 13.91
------------------------------------------------------------------------------------------------
    51                  16.79                 19.00                 14.07                 14.77
------------------------------------------------------------------------------------------------
    52                  17.74                 20.07                 14.98                 15.79
------------------------------------------------------------------------------------------------
    53                  18.74                 21.18                 15.94                 16.89
------------------------------------------------------------------------------------------------
    54                  19.78                 22.31                 16.92                 18.00
------------------------------------------------------------------------------------------------
    55                  20.83                 23.43                 17.86                 19.04
------------------------------------------------------------------------------------------------
    56                  21.85                 24.48                 18.70                 19.96
------------------------------------------------------------------------------------------------
    57                  22.84                 25.47                 19.49                 20.80
------------------------------------------------------------------------------------------------
    58                  23.88                 26.50                 20.30                 21.65
------------------------------------------------------------------------------------------------
    59                  25.04                 27.68                 21.20                 22.59
------------------------------------------------------------------------------------------------
    60                  26.39                 29.11                 22.30                 23.71
------------------------------------------------------------------------------------------------
    61                  27.01                 29.87                 23.08                 24.53
------------------------------------------------------------------------------------------------
    62                  27.42                 30.48                 23.84                 25.32
------------------------------------------------------------------------------------------------
    63                  27.73                 31.00                 24.55                 26.06
------------------------------------------------------------------------------------------------
    64                  28.04                 31.50                 25.20                 26.71
------------------------------------------------------------------------------------------------
    65                  28.45                 32.05                 25.75                 27.25
------------------------------------------------------------------------------------------------
    66                  28.96                 32.58                 26.18                 27.60
------------------------------------------------------------------------------------------------
    67                  29.50                 33.05                 26.49                 27.78
------------------------------------------------------------------------------------------------
    68                  30.07                 33.55                 26.74                 27.91
------------------------------------------------------------------------------------------------
    69                  30.70                 34.19                 27.00                 28.07
------------------------------------------------------------------------------------------------
    70                  31.39                 35.07                 27.31                 28.39
------------------------------------------------------------------------------------------------
    71                  32.25                 36.52                 27.72                 29.01
------------------------------------------------------------------------------------------------
    72                  33.12                 37.97                 28.12                 29.64
------------------------------------------------------------------------------------------------
    73                  33.98                 39.41                 28.53                 30.26
------------------------------------------------------------------------------------------------
    74                  34.85                 40.86                 28.93                 30.89
------------------------------------------------------------------------------------------------
    75                  35.71                 42.31                 29.34                 31.51
------------------------------------------------------------------------------------------------

         Note: Preferred and Standard Policies use the same Surrender Charge.

APPENDIX B - DEATH BENEFIT PERCENTAGE FACTOR

The Death Benefit Percentage Factor required by the Internal Revenue Code for treatment of the Policy as a life insurance Policy.

Attained Age          Death Benefit Percentage Factor
-----------------------------------------------------
0-40                               2.50
41                                 2.43
42                                 2.36
43                                 2.29
44                                 2.22
45                                 2.15
-----------------------------------------------------
46                                 2.09
47                                 2.03
48                                 1.97
49                                 1.91
50                                 1.85
-----------------------------------------------------
51                                 1.78
52                                 1.71
53                                 1.64
54                                 1.57
55                                 1.50
-----------------------------------------------------
56                                 1.46
57                                 1.42
58                                 1.38
59                                 1.34
60                                 1.30
-----------------------------------------------------
61                                 1.28
62                                 1.26
63                                 1.24
64                                 1.22
65                                 1.20
-----------------------------------------------------
66                                 1.19
67                                 1.18
68                                 1.17
69                                 1.16
70                                 1.15
-----------------------------------------------------
71                                 1.13
72                                 1.11
73                                 1.09
74                                 1.07
75-90                              1.05
-----------------------------------------------------
91                                 1.04
92                                 1.03
93                                 1.02
94                                 1.01
95                                 1.00
-----------------------------------------------------

                                     PART C

                                OTHER INFORMATION

ITEM 27.          EXHIBITS

 1.      Board of Directors Resolution.

         a) Resolution to Authorize Registration of and Investment in Separate Accounts. Incorporated herein by reference to Form S-6 initial registration statement (File No. 333-81499) filed with the Commission on June 24, 1999.

 2.      Custodian Agreements. Not applicable.

 3.      Underwriting Contracts.

         a) Distribution Agreement between CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc. effective January 1, 1996. Incorporated herein by reference to Form S-6 pre-effective amendment no. 1 (File No. 333-81499) filed with the Commission on October 6, 1999.

         b) Servicing Agreement related to the Distribution Agreement between CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc. effective January 1, 1996. Incorporated herein by reference to Form S-6 pre-effective amendment no. 1 (File No. 333-81499) filed with the Commission on October 6, 1999.

 4.      Contracts.

         a) Standard VUL Contract. Incorporated herein by reference to Form S-6 post-effective amendment no. 2 (File No. 333-81499) filed with the Commission on April 17, 2001.

                           i. Accelerated Benefit Option Endorsement. Form 1668 Incorporated herein by reference to Form S-6 initial registration statement (File No. 333-81499) filed with the Commission on June 24, 1999.

                           ii. Accidental Death Benefit Rider. 99-ADB-RV1 Incorporated herein by reference to Form S-6 initial registration statement (File No. 333-81499) filed with the Commission on June 24, 1999.

                           iii. Children's Insurance Rider. 99-CIR-RV1 Incorporated herein by reference to Form S-6 initial registration statement (File No. 333-81499) filed with the Commission on June 24, 1999.

                           iv. Executive Benefit Plan Endorsement. 98-EBP Incorporated herein by reference to Form S-6 initial registration statement (File No. 333-81499) filed with the Commission on June 24, 1999.

                           v. Guaranteed Insurability Rider. 99-GIR-RV1 Incorporated herein by reference to Form S-6 initial registration statement (File No. 333-81499) filed with the Commission on June 24, 1999.

                           vi. Term Insurance Rider for Other Insureds. 99-OIR-RV1. Incorporated herein by reference to Form S-6 initial registration statement (File No. 333-81499) filed with the Commission on June 24, 1999.

                           vii.     Waiver of Premium Disability Rider.
                                    99-WVR-RV1. Incorporated herein by reference to Form S-6 initial registration statement (File No. 333-81499) filed with the Commission on June 24, 1999.

                           viii. State Variations to 99-VUL. Incorporated herein by reference to Form S-6 post-effective amendment no. 3 (File No. 333-81499) filed with the Commission on April 29, 2002.

                           ix. State Variations to 99-VULAPP. Incorporated herein by reference to Form S-6 post-effective amendment no. 3 (File No. 333-81499) filed with the Commission on April 29, 2002.

                           x. Amendment to VUL Contract, 2000-VULAMEND. Incorporated herein by reference to Form S-6 post-effective amendment no. 2 (File No. 333-81499) filed with the Commission on April 17, 2001.

 5.      Applications.

         a) Application. Incorporated herein by reference to Form S-6 initial registration statement (File No. 333-81499) filed with the Commission on June 24, 1999.

 6.      Depositor's Certificate of Incorporation and By-Laws.

         a) Articles of Incorporation of the Company. Incorporated herein by reference to Form S-6 initial registration statement (File No. 333-81499) filed with the Commission on June 24, 1999.

         b) Bylaws. Incorporated herein by reference to post-effective amendment number 3 to Form S-6 registration statement (File No. 333-81499) filed with the Commission on April 29, 2002.


 7.      REINSURANCE CONTRACTS. TO BE FILED BY AMENDMENT.


 8.      Participation Agreement.


         a) Participation Agreement between T. Rowe Price International Series, Inc. and the Company dated April 22, 1994. Amendment to Participation Agreement dated November 1994. Incorporated herein by reference to Form S-6 pre-effective amendment no. 1 (File No. 333-81499) filed with the Commission on October 6, 1999. AMENDMENT TO PARTICIPATION AGREEMENT DATED OCTOBER 1, 2002 TO BE FILED BY AMENDMENT.


         b) Amendment to Participation Agreement among T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc., and CUNA Mutual Life Insurance Company dated

                  September 22, 1999. Incorporated herein by reference to Form S-6 post-effective amendment no. 2 (File No. 333-81499) filed with the Commission on April 27, 2000.


         c) Participation Agreement between MFS Variable Insurance Trust and the Company dated April 29, 1994. Amendment to Participation Agreement dated November 1994. Amendment to Participation Agreement effective May 1, 1996. Incorporated herein by reference to Form S-6 pre-effective amendment no. 1 (File No. 333-81499) filed with the Commission on October 6, 1999. AMENDMENT TO PARTICIPATION AGREEMENT DATED OCTOBER 1, 2002 TO BE FILED BY AMENDMENT.



         d) Third Amendment to Participation Agreement between MFS Variable Insurance Trust, CUNA Mutual Life Insurance Company and Massachusetts Financial Services Company dated September 23, 1999. Incorporated herein by reference to Form S-6 post-effective amendment no. 2 (File No. 333-81499) filed with the Commission on April 27, 2000. AMENDMENT TO PARTICIPATION AGREEMENT DATED OCTOBER 1, 2002 TO BE FILED BY AMENDMENT.



         e) Participation Agreement between Oppenheimer Variable Account Funds and the Company dated February 20, 1997. Incorporated herein by reference to Form S-6 pre-effective amendment no. 1 (File No. 333-81499) filed with the Commission on October 6, 1999. AMENDMENT TO PARTICIPATION AGREEMENT DATED OCTOBER 1, 2002 TO BE FILED BY AMENDMENT.



         f) Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and CUNA Mutual Life Insurance Company dated May 1, 2000. Incorporated herein by reference to Form S-6 post-effective amendment no. 2 (File No. 333-81499) filed with the Commission on April 17, 2001. AMENDMENT TO PARTICIPATION AGREEMENT DATED OCTOBER 1, 2002 TO BE FILED BY AMENDMENT.


 9.      Administrative Contracts. Not applicable.

10.      Other Material Contracts. Not applicable.

11. Legal Opinion. Incorporated herein by reference to Form S-6 pre-effective amendment no. 1 (File no. 333-81499) filed with the Commission on October 6, 1999.

12.      Actuarial Opinion. Not applicable

13.      Calculations. Not applicable

14.      Other Opinions. Not applicable.

15.      Omitted Financial Statements. No financial statements are omitted from
         Item 24.

16.      Initial Capital Agreements. Not applicable.

17. Redeemability Exemption. Incorporated herein by reference to Form S-6 pre-effective amendment no. 1 (File no. 333-81499) filed with the Commission on October 6, 1999.

18.      POWERS OF ATTORNEY. Attached herewith.

ITEM 28.          DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name                                                 Position/Office
--------------------------------------------------------------------
DIRECTORS

Eldon Arnold                                         Director
James C. Barbre**                                    Director
James L. Bryan**                                     Director & Chairman of the Board
Loretta M. Burd**                                    Director &  Vice Chairman
Ralph B. Canterbury**                                Director
Rudolf J. Hanley**                                   Director
Jerald R. Hinrichs**                                 Director
Tom Jones                                            Director
Michael B. Kitchen**                                 Director
Brian L. McDonnell**                                 Director &  Second Vice Chairman
C. Alan Peppers**                                    Director
Neil A. Springer**                                   Director
Farouk D.G. Wang**                                   Director
Larry T. Wilson**                                    Director

EXECUTIVE OFFICERS

[Vacant]                                             CUNA Mutual Life Insurance Company*
                                                     Chief Officer - Sales & Marketing

Michael S. Daubs**                                   CUNA Mutual Life Insurance Company*
                                                     Chief Officer - Investments

James M. Greaney**                                   CUNA Mutual Life Insurance Company*
                                                     Chief Officer -  Credit Union Enterprise

Steven A. Haroldson                                  CUNA Mutual Life Insurance Company
                                                     Chief Officer - Technology

Jeffrey D. Holley                                    CUNA Mutual Life Insurance Company
                                                     Chief Officer - Finance

Michael B. Kitchen**                                 CUNA Mutual Life Insurance Company*
                                                     President and Chief Executive Officer

Reid A. Koenig***                                    CUNA Mutual Life Insurance Company*
                                                     Chief Officer - Operations

Daniel E. Meylink, Sr.**                             CUNA Mutual Life Insurance Company*
                                                     Chief Officer - Members Enterprise

Faye Patzner**                                       CUNA Mutual Life Insurance Company*
                                                     Chief Officer - Legal

* CUNA Mutual Life Insurance Company entered into a permanent affiliation with the CUNA Mutual Insurance Society on July 1, 1990. Those persons marked with an "*" hold identical titles with CUNA Mutual Insurance Society. The most recent position has been given for those persons who have held more than one position with CUNA Mutual Life Insurance Company or CUNA Mutual Insurance Society during the last five year period.

** Principal place of business is 5910 Mineral Point Road, Madison, Wisconsin 53705.

***      Principal place of business is 2000 Heritage Way, Waverly, Iowa 50677.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. The Company is a mutual life insurance company and therefore is controlled by its contractowners. Nonetheless, various companies and other entities are controlled by the Company and may be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

In addition, as described in the prospectus under the caption "CUNA Mutual Life Insurance Company," by virtue of an Agreement of Permanent Affiliation with CUNA Mutual Insurance Society ("CUNA Mutual"), the Company and the registrant could be considered to be affiliated persons of CUNA Mutual. Likewise, CUNA Mutual and its affiliates, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

                   SEE ORGANIZATION CHARTS ON FOLLOWING PAGE.

                          CUNA Mutual Insurance Society

                  Organizational Chart As Of November 14, 2002

CUNA Mutual Insurance Society
Business: Life, Health & Disability Insurance
May 20, 1953*
State of domicile: Wisconsin

CUNA Mutual Insurance Society, either directly or indirectly is the controlling company of the following wholly-owned subsidiaries:

1.       CUNA Mutual Investment Corporation
         Business: Holding Company
         October 15, 1972*
         State of domicile:  Wisconsin

         CUNA Mutual Investment Corporation is the owner of the following subsidiaries:

                  a.       CUMIS Insurance Society, Inc.
                           Business: Corporate Property/Casualty Insurance May 23, 1960*
                           State of domicile: Wisconsin

                           CUMIS Insurance Society, Inc. is the 100% owner of the following subsidiary:

                                    (1)      Credit Union Mutual Insurance
                                               Society New Zealand Ltd.
                                             Business: Fidelity Bond Coverage
                                             November 1, 1990*
                                             Country of domicile: New Zealand
                                             Incorporated in New Zealand on
                                               November 25, 1977
                                             Purchased from New Zealand League
                                               on November 1, 1990

                  b.       CUNA Brokerage Services, Inc.
                           Business: Brokerage
                           July 19, 1985*
                           State of domicile: Wisconsin

                  c.       CUNA Mutual General Agency of Texas, Inc.
                           Business: Managing General Agent
                           August 14, 1991*
                           State of domicile: Texas

                  d.       MEMBERS Life Insurance Company
                           Business: Credit Disability/Life/Health
                           February 27, 1976*
                           State of domicile: Wisconsin
                           Formerly CUMIS Life & CUDIS

                           [FORMERLY CUMIS LIFE & CUDIS LOGO]

                  e.       International Commons, Inc.
                           Business: Special Events
                           January 13, 1981*
                           State of domicile: Wisconsin

                  f.       CUNA Mutual Mortgage Corporation
                           Business: Mortgage Servicing
                           November 20, 1978* Incorporated
                           December 1, 1995 Wholly Owned
                           State of domicile: Wisconsin

                  g.       CUNA Mutual Insurance Agency, Inc.
                           Business: Leasing/Brokerage
                           March 1, 1974*
                           State of domicile: Wisconsin
                           Formerly CMCI Corporation

                           CUNA Mutual Insurance Agency, Inc. is the 100% owner of the following subsidiaries:

                                    (1)  CUNA Mutual Insurance Agency of
                                         Alabama, Inc.
                                             Business: Property & Casualty
                                             Agency
                                             May 27, 1993
                                             State of domicile: Alabama

                                    (2)  CUNA Mutual Insurance Agency of New
                                         Mexico, Inc.
                                             Business: Brokerage of Corporate &
                                             Personal Lines
                                             June 10, 1993*
                                             State of domicile: New Mexico

                                    (3)  CUNA Mutual Insurance Agency of
                                         Hawaii, Inc.
                                             Business: Property & Casualty
                                             Agency
                                             June 10, 1993*
                                             State of domicile: Hawaii

                                    (4)  CUNA Mutual Casualty Insurance Agency
                                         of Mississippi, Inc.
                                             Business: Property & Casualty
                                             Agency
                                             June 24, 1993*
                                             State of domicile: Mississippi

                                    (5)  CUNA Mutual Insurance Agency of
                                         Kentucky, Inc.
                                             Business: Brokerage of Corporate &
                                             Personal Lines
                                             October 5, 1994*
                                             State of domicile: Kentucky

                                    (6)  CUNA Mutual Insurance Agency of
                                         Massachusetts, Inc.

                                             Business: Brokerage of Corporate &
                                               Personal Lines
                                             January 27, 1995*
                                             State of domicile: Massachusetts

                  h.       Stewart Associates Incorporated
                           Business: Insurance Agency for Credit Insurance,
                             Collateral Protection, Mechanical Breakdown
                           March 6, 1998
                           State of domicile: Wisconsin

                  i.       CMG Mortgage Assurance Company
                           Formerly Investors Equity Insurance Company, Inc.
                           Business:  Private Mortgage Insurance
                           50% ownership by CUNA Mutual Investment Corporation 50% ownership by PMI Mortgage Insurance Company Incorporated in California on March 3, 1969
                           Acquired by CUNA Mutual Investment Corporation April
                             14, 1994
                           State of domicile: Wisconsin

                  j.       CUNA Mutual Business Services, Inc.
                           Business: Financial Services
                           Incorporated April 22, 1974
                           Wholly owned March 6, 2000
                           State of domicile: Wisconsin

                  k.       Lending Call Center Services, LLC
                           Business: Provides Lending Call Center Services &
                             Lending Solutions to Credit Unions
                           Incorporated June 24, 2002
                           Owned by a sole Class A Owner - APPRO Systems, Inc. Owned by a sole Class B Owner - CUNA Mutual
                             Investment Corporation

2.       C.U.I.B.S. Pty. Ltd.
         Business:  Brokerage
         February 18, 1981*
         Country of domicile: Australia

3.       CUNA Caribbean Insurance Society Limited
         Business: Life and Health
         July 4, 1985*
         Country of domicile: Trinidad and Tobago

         CUNA Caribbean Insurance Society Limited is the owner of the following subsidiary:

                  a.       CUNA Caribbean Insurance Services Limited
                           Business: Consultants, Advisors and Managers for
                             Insurance & Pension Plans
                           Incorporated November 26, 1991

                           Country of domicile: Trinidad and Tobago

4.       CUNA Mutual Australia Holding Co. Pty. Ltd.
         Business: Holding Company
         September 17, 1999*
         Country of domicile: Australia

         CUNA Mutual Australia Holding Co. Pty. Ltd. Is the owner of the following subsidiary:

                  a.       CUNA Mutual Life Australia, Ltd.
                           Business: Life Insurance
                           October 15, 1999
                           Country of domicile: Australia

5.       CUNA Mutual Group, Limited
         Business: Brokerage
         May 27, 1998
         Country of domicile: U.K.

* Dates shown are dates of acquisition, control or organization.

CUNA Mutual Insurance Society, either directly or through a wholly-owned subsidiary, has a partial ownership interest in the following:

1.       C.U. Family Insurance Services, Inc./Colorado
         50% ownership by CUNA Mutual Insurance Agency, Inc.
         50% ownership by Colleague Services Corporation
         September 1, 1981

2.       C.U. Insurance Services, Inc./Oregon
         50% ownership by CUNA Mutual Insurance Agency, Inc.
         50% ownership by Oregon Credit Union League
         December 27, 1989

3.       The CUMIS Group Limited
         63.3% ownership by CUNA Mutual Insurance Society
         December 31, 1991

         The CUMIS Group Limited is the 100% owner of the following companies:

                  a.       CUMIS Life Insurance Company
                           Business: Creditor Group, Individual Life and Disability Insurance
                           January 1, 1977
                           Country of domicile: Canada

                  b.       CUMIS General Insurance Company
                           Business: Property & Casualty Insurance

                           July 1, 1980
                           Country of domicile: Canada

                  c.       MemberCARE Financial Services Limited
                           Business: Serve as a partner with CUMIS Life for the deliver of the MemberCARE Financial Services Program August 1, 1993
                           Country of domicile: Canada

                  d.       MemberCARE Financial Services Partnership
                           Originally formed on January 1, 1994 as a partnership between Co-operators Life Insurance Company and CUMIS Life Insurance Company.
                           January 1, 1997 - CUMIS Life purchased 49.5% of Co-operator's interest in the partnership (bringing their total to 99.5%) and MemberCARE Financial Services Limited purchased 0.5%.
                           Country of domicile: Canada

                  e.       Canadian Northern Shield Insurance Company
                           Business: Property & Casualty Insurance
                           February 1, 1985
                           Country of domicile: British Columbia, Canada

                  f.       CUMIS Services Limited
                           Business: Acquisitions and Insurance Agency
                           Management Services
                           June 1, 2000
                           Country of domicile: Canada

                  g.       WESTCU Insurance Services Limited
                           Business: Insurance Agency Management
                           June 21, 2000
                           Country of domicile: Westminster, Canada

4.       MEMBERS Capital Advisors, Inc. (formerly CIMCO Inc.)
         50% ownership by CUNA Mutual Investment Corporation
         50% ownership by CUNA Mutual Life Insurance Company
         January 1, 1992

5.       CUNA Mutual Insurance Agency of Ohio, Inc.
         1% of value owned by Boris Natyshak (CUNA Mutual Employee) subject to a voting trust agreement, Michael B. Kitchen as Voting Trustee.
         99% of value owned by CUNA Mutual Insurance Agency, Inc. DUE to Ohio regulations, CUNA Mutual Insurance Agency, Inc.
         Holds no voting stock in this corporation.
         June 14, 1993

6.       CMG Mortgage Insurance Company (formerly Investors Mortgage Insurance
         Company)
         50% ownership by CUNA Mutual Investment Corporation
         50% ownership by PMI Mortgage Insurance Company
         April 14, 1994

7.       Cooperators Life Assurance Society Limited (Jamaica)
         CUNA Mutual Insurance Society owns 122,500 shares
         Jamaica Co-op Credit Union League owns 127,500 shares
         May 10, 1990

8.       CU Interchange Group, Inc.
         Owned by CUNA Strategic Services, Inc. and various state league organizations
         December 15, 1993 - CUNA Mutual Investment Corporation purchased 100 shares stock

9.       CMG Mortgage Reinsurance Company
         50% ownership by CUNA Mutual Investment Corporation
         50% ownership by PMI Insurance Company
         July 26, 1999

10.      Credit Union Service Corporation
         Atlanta, Georgia
         Owned by Credit Union National Association, Inc. and 18 state league organizations
         March 26, 1996 - CUNA Mutual Investment Corporation purchased 1,300,000 shares of stock

11. CUNA Mutual Australia Limited (formerly finsure.australia limited) 100% ownership by CUNA Mutual Australia Holding Company Pty. Limited October 15, 1999

         CUNA Mutual Australia Limited is the 100% owner of the following companies:

                  a. CUNA Mutual Insurance Brokers Pty Limited (formerly NCUIS Insurance Brokers Pty Limited)
                           Business: Provides Insurance Brokerage Capability

                  b. CUNA Mutual Underwriting (Agencies) Pty Limited (formerly NCUIS Underwriting (Agencies) Pty Limited), which itself is a wholly-owned subsidiary of CUNA Mutual Insurance Brokers Pty Limited
                           Business: Provides Insurance Brokerage Capability

                  c. CUNA Mutual Technology Services Australia Pty Limited (formerly Direct Insurance Network International Pty Limited)
                           Business: Provides Technology Solutions in Support of Our Insurance Operations

12.      CUNA Strategic Services, Inc.
         CUNA Mutual Insurance Society owns 200.71 shares
         December 31, 1999

Partnerships

1.       CM CUSO Limited Partnership, a Washington Partnership

         CUMIS Insurance Society, Inc. - General Partner
         Credit Unions in Washington - Limited Partners
         June 14, 1993

1.        "Sofia LTD." (Ukraine)
         99.96% ownership by CUNA Mutual Insurance Society .04% ownership by CUMIS Insurance Society, Inc.
         March 6, 1996

2.       'FORTRESS' (Ukraine)
         80% ownership by "Sofia LTD."
         19% ownership by The Ukrainian National Association of Savings and Credit Unions 1% ownership by Service Center by UNASCU
         September 25, 1996

3.       MEMBERS Development Company LLC
         49% ownership by CUNA Mutual Investment Corporation
         51% ownership by Credit Unions & CUSOs
         September 24, 1999

4.       The Center for Credit Union Innovation LLC
         33.3% ownership by CUNA Mutual Insurance Society
         33.3% ownership by CUNA & Affiliates
         33.3% ownership by American Association of Credit Union Leagues January 5, 2000

5.       HRValue Group LLC
         49% ownership by CUNA Mutual Investment Corporation
         51% ownership by Leagues & League Service Organizations
         December 1, 2000

Affiliated (Nonstock)

1.       CUNA Mutual Group Foundation, Inc.
         July 5, 1967

2.       CUNA Mutual Life Insurance Company
         July 1, 1990

                       CUNA Mutual Life Insurance Company
                  Organizational Chart As Of November 14, 2002

CUNA Mutual Life Insurance Company
An Iowa mutual life insurance company
Fiscal Year End: December 31

CUNA Mutual Life Insurance Company is the controlling company for the following subsidiaries:

1.       MEMBERS Capital Advisors, Inc.
         An Iowa Business Act Corporation
         50% ownership by CUNA Mutual Life Insurance Company
         50% ownership by CUNA Mutual Investment Corporation
         July 16, 1982

         MEMBERS Capital Advisors, Inc. is the investment adviser of:
         Ultra Series Fund
         MEMBERS Mutual Funds

2.       Plan America Program, Inc.
         A Maine Business Act Corporation
         100% ownership by CUNA Mutual Life Insurance Company
         March 9, 1995

3.       CMIA Wisconsin, Inc.
         A Wisconsin Business Act Corporation
         100% ownership by CUNA Mutual Life Insurance Company
         May 29, 1998

4.       League Insurance Agency, Inc.
         (Wholly owned by CMIA Wisconsin, Inc.)
         Business:  Insurance Agency
         Incorporated on August 16, 1973
         Acquired on August 31, 2000
         State of domicile: Connecticut

         League Insurance Agency is the 100% owner of the following subsidiary:

                  a.       Member Protection Insurance Plans
                           Business: Insurance Agency
                           Incorporated on August 21, 1991
                           Acquired on August 31, 2000
                           State of domicile: Connecticut

ITEM 30.          INDEMNIFICATION

Section 10 of the Bylaws of the Company and Article VIII, Section 4 of the Company's charter together provide for indemnification of officers and directors of the Company against claims and liabilities that such officers and/or directors become subject to by reason of having served as an officer or director of the Company or any subsidiary or affiliate of the Company. Such indemnification covers liability for all actions alleged to have been taken, omitted, or neglected by such officers or directors in the line of duty as an officer or director, except liability arising out of an officer's or a director's willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.          PRINCIPAL UNDERWRITER

CUNA Brokerage is the registrant's principal underwriter and for certain variable life insurance contracts issued by CUNA Mutual Life Variable Account. CUNA Brokerage is also principal underwriter for the Ultra Series Fund, an underlying Fund for the Company's variable products. CUNA Brokerage is the distributor of MEMBERS Mutual Funds, a group of open-end investment companies.

Officers and Directors of CUNA Brokerage.

Name and Principal                  Positions and Offices              Positions and Offices
Business Address                    With the Underwriter                  With Registrant
------------------                  --------------------               -----------------
Grael B. Barker                     Director                           None

Laurie Carlson*                     Assistant Secretary                Law Specialist I

Timothy L. Carlson**                Assistant Treasurer                None

David S. Emery                      Vice President                     Division Vice President Credit
9500 Cleveland Ave. #210                                               Union Services
Rancho Cucamonga, CA 91730

Dennis J. Godfrey                   Director                           None

James E. Gowan*                     Director                           Vice President Relationship Management
                                                                       Sales

Kevin T. Lenz*                      Director                           Senior VP, Member Marketing & Sales

Tracy K. Lien*                      Assistant Secretary                Recording Secretary/Technical Writer

Timothy Halevan**                   Chief Compliance Officer           None

John W. Henry*                      Director & Vice President          Vice President

Michael G. Joneson*                 Secretary & Treasurer              Forecasting & Planning Vice President,
                                                                       Finance

Marcia L. Martin**                  PresidentPresident Broker/Dealer
                                    Ops

Faye A. Patzner*                    Vice President - General           Chief Officer - Legal
                                    Counsel

Mark T. Warshauer*                  Director                           Sr. VP, Sales & Marketing & Client Services

*The principal business address of these persons is: 5910 Mineral Point Road, Madison, Wisconsin 53705.

**The principal business address of these persons is: 2000 Heritage Way, Waverly, Iowa 50677.

CUNA Brokerage Services is the only principal underwriter. The Distribution Agreement between the Company and CUNA Brokerage Services and the Related Servicing Agreement between the Company and CUNA Brokerage Services specify the services provided by each party. Those contracts have been filed as exhibits under Item 27(3)(a). The Company pays a dealer concession of approximately six percent, as more fully described in Schedule A of the Servicing Agreement. The total dealer's concession for the year ended December 31, 2001, was $18,250,080.00. The contracts provide that the Company performs certain functions on behalf of the distributor. For example, the Company sends confirmation statements to Owners and the Company maintains payroll records for the registered representatives. Some of the dealer concession is used to reimburse the Company for the services it performs on behalf of the distributor.

(c) Compensation From the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

       (1)                      (2)                        (3)                   (4)                  (5)
                         NET UNDERWRITING
NAME OF PRINCIPAL          DISCOUNTS AND             COMPENSATION ON          BROKERAGE
   UNDERWRITER              COMMISSIONS                 REDEMPTION           COMMISSIONS          COMPENSATION
-----------------        -----------------           -------------         ---------------    --------------------
      CUNA                     [____]                   [____]                  [____]                [___]
   Brokerage
   Services

ITEM 32.          LOCATION OF ACCOUNTS AND RECORDS

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 2000 Heritage Way, Waverly, Iowa 50677 or at MEMBERS Capital Advisors, Inc. or CUNA Mutual Group, both at 5910 Mineral Point Road, Madison, Wisconsin 53705.

ITEM 33.          MANAGEMENT SERVICES

         All management contracts are discussed in Part A or Part B.

ITEM 34.          FEE REPRESENTATION

         The Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by CUNA Mutual Life Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, CUNA Mutual Life Variable Account, certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Madison, and State of Wisconsin, on the 11th day of February, 2003.

                                  CUNA MUTUAL LIFE VARIABLE ACCOUNT (REGISTRANT) BY CUNA MUTUAL LIFE INSURANCE COMPANY



                                  By: /s/ Michael B. Kitchen
                                      ---------------------------
                                      Michael B. Kitchen
                                      President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, CUNA Mutual Life Variable Account, certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Madison, and State of Wisconsin, on the 11th day of February, 2003.

                                  CUNA MUTUAL LIFE INSURANCE COMPANY
                                       (DEPOSITOR)



                                  By: /s/ Michael B. Kitchen
                                      ---------------------------
                                      Michael B. Kitchen
                                      President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated and on the dates indicated.

       SIGNATURE AND TITLE                            DATE                SIGNATURE AND TITLE                      DATE
/s/JAMES C. BARBRE                    *              ______      /s/MICHAEL B. KITCHEN                           2/11/03
--------------------------------------                           --------------------------------------
James C. Barbre, Director                                        Michael B. Kitchen, Director

/s/ROBERT W. BREAM                    *              ______      /s/BRIAN L. MCDONNELL                 *          ______
--------------------------------------                           --------------------------------------
Robert W. Bream, Director                                        Brian L. McDonnell, Director

/s/JAMES L. BRYAN                     *              ______      /s/C. ALAN PEPPERS                    *          ______
--------------------------------------                           --------------------------------------
James L. Bryan, Director                                         C. Alan Peppers, Director

/s/LORETTA M. BURD                    *              ______      /s/NEIL A. SPRINGER                   *          ______
--------------------------------------                           --------------------------------------
Loretta M. Burd, Director                                        Neil A. Springer, Director

/s/RALPH B. CANTERBURY                *              ______      /s/MARGARET GALLARDO-CORTEZ                     2/11/03
--------------------------------------                           --------------------------------------
Ralph B. Canterbury, Director                                    Margaret Gallardo-Cortez,
                                                                 Attorney-In-Fact

/s/RUDOLF J. HANLEY                   *              ______      /s/FAROUK D. G. WANG                  *          ______
--------------------------------------                           --------------------------------------
Rudolf J. Hanley, Director                                       Farouk D. G. Wang, Director

/s/JERALD R. HINRICHS                 *              ______      /s/LARRY T. WILSON                    *          ______
--------------------------------------                           --------------------------------------
Jerald R. Hinrichs, Director                                     Larry T. Wilson, Director

*Pursuant to Powers of Attorney filed herewith

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated and on the dates indicated.

SIGNATURE AND TITLE                                          DATE
/s/ Jeffrey D. Holley                                       2/11/03
---------------------------------------------------
Jeffrey D. Holley
Chief Financial Officer

/s/ Michael B. Kitchen                                      2/11/03
---------------------------------------------------
Michael B. Kitchen
President and Chief Executive Officer

                                  EXHIBIT INDEX

EXHIBITS




18.      POWERS OF ATTORNEY. ATTACHED HEREWITH.